(LOGO APPEARS HERE)


CNI CHARTER
    FUNDS(SM)



LARGE CAP VALUE EQUITY FUND

LARGE CAP GROWTH EQUITY FUND

RCB SMALL CAP VALUE FUND

TECHNOLOGY GROWTH FUND

CORPORATE BOND FUND

GOVERNMENT BOND FUND

CALIFORNIA TAX EXEMPT BOND FUND

HIGH YIELD BOND FUND

PRIME MONEY MARKET FUND

GOVERNMENT MONEY MARKET FUND

CALIFORNIA TAX EXEMPT MONEY MARKET FUND




                                   SEMI-ANNUAL REPORT
                                   MARCH 31, 2002

                                   INVESTMENT MANAGER:
                                   CITY NATIONAL ASSET MANAGEMENT, INC.

                             (GRAPHIC APPEARS HERE)

CNI CHARTER FUNDS (SM)
                               TABLE OF CONTENTS

                      2        Letter to Our Shareholders
                      3        Investment Adviser's Reports
                      5        Statements of Net Assets
                      34       Statements of Operations
                      36       Statements of Changes in Net Assets
                      40       Financial Highlights
                      43       Notes to Financial Statements




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE PROVIDED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE CNI CHARTER FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE CNI CHARTER FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

PLEASE REMEMBER THAT PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

SHARES OF CNI CHARTER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


                               CNI CHARTER FUNDS

LETTER TO OUR SHAREHOLDERS
March 31, 2002



We are pleased to provide you with the CNI Charter Funds Semi-Annual Report for the six months ended March 31, 2002, a period that saw considerable volatility and change in the financial markets.

The underlying investment philosophy of the CNI Charter Funds is to pursue the long-term goals and objectives specified for each of the Funds without being swayed by short-term trends and fads. All Funds are managed with an active yet disciplined style that seeks to achieve competitive rates of return consistent with their respective, prescribed risk parameters. City National Asset Management, Inc., as Investment Adviser to the Funds, utilizes in-depth research that takes advantage of the most advanced investment technology, fundamental valuation, and quantitative tools to determine the most attractive sectors and securities within each Fund's area of concentration. This approach has served shareholders well overall during the very difficult and complex financial environment we encountered in the period ended March 31, 2002.

As part of our ongoing efforts to broaden and enhance the investment alternatives available to clients who seek increased diversification and more tailored portfolios, we introduced the RCB Small Cap Value Fund to the CNI Charter lineup last October.


SIX-MONTH MARKET WATCH: OCTOBER 2001 - MARCH 2002

The final quarter of 2001 brought a sharp rebound in equity prices on the heels of the unfortunate events of September 11. By the first quarter of 2002, however, economic fundamentals again took center stage with worries about a full-scale recovery, relatively weak earnings forecasts, and lofty valuations limiting the upside of most stocks. There has been no strong theme or clear market leadership thus far in 2002, leaving us to rely mostly on superior stock selection (as opposed to sector rotation) to add value in our equity funds during this period.

The Federal Reserve finished the last wave of interest rate cuts in the fourth quarter of 2001, lowering short-term rates down to 1.75% -- historically low levels. Earlier this year, signs of renewed economic growth persuaded the Fed to move to a more neutral monetary policy stance, where it remains today. Looking forward, it appears that the Fed's next move will be a rate increase rather than further rate cuts, given the continued evidence of a domestic economic recovery.

SIX-MONTH INDEX WATCH:         OCTOBER 2001 - MARCH 2002
    S&P 500 Composite Index: ...............      11.0%
    NASDAQ: ................................      23.3%
    Lehman Brothers Intermediate
    Government/Credit Bond Index: ..........      (0.1)%


SIX-MONTH WATCH: CNI CHARTER FUNDS PERFORMANCE

By adhering to our basic investment discipline and maintaining the appropriate amount of risk control in the various portfolios, the Funds continue to provide returns that are competitive in their respective investment arenas.

All of the equity-oriented Funds showed positive returns during the six-month period, as one might expect, given the strong upward move in stocks, in general. Additionally, the High Yield Bond Fund benefited from news of an imminent economic recovery, rising over 10% during this period. The other CNI Charter Bond and Money Market Funds performed in line with expectations and the relevant benchmarks during this period as well.

The following pages contain important information and details on the assets and financial condition of the Funds. Please read them carefully and if you have any questions about this report or the CNI Charter Funds, please call your investment professional or contact us at (888) 889-0799.

Thank you for choosing the CNI Charter Funds.

Sincerely,

/s/ VERNON C. KOZLEN                  /s/ RICHARD A. WEISS
____________________                  ____________________

VERNON C. KOZLEN                      RICHARD A. WEISS
President                             Chief Investment Officer
CNI Charter Funds                     City National Asset
                                      Management, Inc.



                               CNI CHARTER FUNDS
2

INVESTMENT ADVISER'S REPORT
March 31, 2002



Equity Funds

The six months ending March 31 can be divided into two distinct periods for the equity markets. During the fourth quarter of 2001, equities rallied strongly off post-September 11 lows, cutting full-year losses for equity investors. During this time, the U.S. economy began to show signs of recovery even as the Enron scandal was unfolding, setting the stage for the post-Enron investing era.

Stocks actually bottomed around September 21, with the S&P 500 and other indices up sharply through the end of the year in anticipation of an economic recovery. The worst performing sectors of the first nine months became the top performers in the fourth quarter as investors rotated back into growth-oriented companies. Even as the market rallied sharply off four-year lows, the collapse of Enron created an unforgiving attitude toward aggressive or obtuse accounting practices and high corporate debt. Consequently, rating agencies have become more proactive in downgrading corporate debt ratings, and the SEC has become more aggressive in investigating any accounting irregularities. Argentina's worsening situation with its currency and banking system added to the market stresses, especially in the financial and export industries.

With the New Year, as these pressures mounted and the situation in the Middle East worsened, stocks faltered, following a seesaw pattern for the first quarter. With no strong theme or leadership by sector or investment style emerging, the market followed a pattern that even Dr. John Nash would have trouble interpreting.

During these turbulent times, the CNI Charter Equity Funds were well diversified and turned in positive performance. The CNI CHARTER LARGE CAP GROWTH EQUITY FUND and the CNI CHARTER TECHNOLOGY GROWTH FUND remain invested in companies which should benefit from an economic recovery, including information management, wireless, defense, and disease treatment and prevention. The CNI CHARTER LARGE CAP VALUE EQUITY FUND invests in companies with low Price-to-Equity and Price-to-Book ratios compared to their peers and to historical valuations. With the addition of the CNI CHARTER RCB SMALL CAP VALUE FUND to our line-up this year, investors can participate in the long-term potential of smaller companies, which provides diversification in portfolios and which can outperform larger capitalization investments in certain periods.

The current outlook for equities is conflicted, as a recovering economy should lift stock prices, while world events may create further fluctuations and downside risk in the short term. In the long term, the case for equities is stronger as the fundamentals of the economy improve, corporate profits rise, and more transparent financial disclosure is provided to investors. Maintaining a diversified equity portfolio should continue to make a strong contribution to investor returns and play an important role in building wealth.

Sincerely,

/s/ RICHARD K. BARNETT
_______________________

RICHARD K. BARNETT, CFA
Director of Equities
City National Asset Management, Inc.




                               CNI CHARTER FUNDS
                                                                               3

INVESTMENT ADVISER'S REPORT
March 31, 2002



Fixed Income Funds

This year will likely be volatile for fixed income securities as evidenced by the first quarter's market moves. The economy has rebounded stronger than first expected and continued signs of economic growth are putting more pressure on interest rates. The bond market typically moves ahead of any Fed action, which is still probably months away. The year 2002 should be tough for the bond markets as we not only address probable Fed action, but oil prices and inflationary concerns are heating up along with a rebound in economic growth.

City National's overall Bond Fund strategy has taken a more defensive position as we focus on rising interest rates. Our strategic posture incorporates the use of premium coupon securities as well as the use of floating rate notes for our shorter positions, where appropriate. This enables us to reinvest the excess income at higher rates while helping offset market valuation volatility. Furthermore, we are slightly defensive in our average maturity by half a year versus the intermediate bond indices. Lastly, we continue to concentrate our maturity allocation in the intermediate area of 4-6 year issues, which are poised to do better as the yield curve continues to move higher.

Our CNI CHARTER CALIFORNIA TAX EXEMPT BOND FUND continues to emphasize quality, diversification and maximizing after-tax returns. The municipal yield curve is relatively steep, as evidenced by a 1.2% increase in yield when extending from a one-year to a three-year maturity. We continue to strive for the best after-tax returns by the use of out-of-state issuers since they are often higher yielding even after one incorporates the state income tax. We are still somewhat cautious about the California economy and the state's budget shortfall. We will continue to monitor this situation closely.

The six months ending March 31, 2002 have been challenging for fixed income investors as the markets witnessed a complete reversal of trend. Our Bond Fund strategies are structured to benefit as this trend continues. Even though some of our Bond Funds have slightly trailed their respective Lipper averages for this period, we are confident that the strategies are well positioned for solid long-term competitive returns.

The CNI Charter Money Market Funds also had a tough operating environment during this time period. The long-standing Federal Reserve bias towards conditions of economic weakness changed to that of neutral. Additionally, improved economic prospects caused investors to reassess their asset allocation. We believe our funds remain well positioned to benefit from prospective higher, short-term yields in the coming months.

Sincerely,

/s/ RODNEY J. OLEA
__________________

RODNEY J. OLEA
Director of Fixed Income
City National Asset Management, Inc.



                               CNI CHARTER FUNDS
4

STATEMENT OF NET ASSETS
March 31, 2002 (Unaudited)

Large Cap Value Equity Fund

________________________________________________________________________________
Description                                            Shares     Value (000)
________________________________________________________________________________

COMMON STOCK (98.8%)
   AEROSPACE & DEFENSE (2.5%)
   Boeing                                               7,800      $      376
   General Dynamics                                     1,400             132
   Lockheed Martin                                      2,600             150
   Northrop Grumman                                     1,700             192
                                                                   ----------
      TOTAL AEROSPACE & DEFENSE                                           850
                                                                   ==========
   AIRCRAFT (0.4%)
   Delta Air Lines                                      4,100             134
                                                                   ==========
   ALUMINUM (1.3%)
   Alcan                                                4,000             159
   Alcoa                                                7,000             264
                                                                   ----------
      TOTAL ALUMINUM                                                      423
                                                                   ==========
   AUTOMOTIVE (1.6%)
   Ford Motor                                          13,100             216
   General Motors                                       5,150             311
                                                                   ----------
      TOTAL AUTOMOTIVE                                                    527
                                                                   ==========
   BANKS (11.6%)
   Bank of America                                     10,527             716
   Comerica                                             5,300             332
   FleetBoston Financial                                8,800             308
   J.P. Morgan Chase                                   18,005             642
   Keycorp                                              6,600             176
   SouthTrust                                           6,000             158
   SunTrust Banks                                       3,000             200
   Union Planters                                       2,800             133
   U.S. Bancorp                                        10,200             230
   Washington Mutual                                    6,700             222
   Wells Fargo                                         13,230             654
   Zions Bancorporation                                 2,400             142
                                                                   ----------
      TOTAL BANKS                                                       3,913
                                                                   ==========
   BROADCASTING, NEWSPAPERS & ADVERTISING (1.3%)
   Clear Channel Communications*                        3,400             175
   Comcast, Cl A*                                       8,400             267
                                                                   ----------
      TOTAL BROADCASTING, NEWSPAPERS & ADVERTISING                        442
                                                                   ==========
   BUILDING & CONSTRUCTION (1.2%)
   Centex                                               2,400             125
   KB Home                                              3,100             134
   McDermott International*                             8,400             131
                                                                   ----------
      TOTAL BUILDING & CONSTRUCTION                                       390
                                                                   ==========
   BUSINESS SERVICES (0.4%)
   NCR*                                                 3,200             143
                                                                   ==========
   CHEMICALS (3.0%)
   Air Products & Chemicals                             7,400             382
   Dow Chemical                                         7,600             249
   Engelhard                                           11,700             363
                                                                   ----------
      TOTAL CHEMICALS                                                     994
                                                                   ==========



________________________________________________________________________________
Description                                            Shares     Value (000)
________________________________________________________________________________

   CONTAINERS & PACKAGING (0.4%)
   Pactiv*                                              7,400      $      148
                                                                   ==========
   DIVERSIFIED MANUFACTURING (3.6%)
   Agilent Technologies*                                4,100             143
   Illinois Tool Works                                  2,700             195
   ITT Industries                                       6,900             435
   Jabil Circuit*                                       2,200              52
   Textron                                              3,200             164
   Tyco International Limited                           6,500             210
                                                                   ----------
      TOTAL DIVERSIFIED MANUFACTURING                                   1,199
                                                                   ==========
   DRUGS (0.3%)
   Merck                                                1,550              89
                                                                   ==========
   ELECTRICAL PRODUCTS (0.7%)

   General Electric                                     6,700             251
                                                                   ==========
   ELECTRICAL SERVICES (4.5%)

   Duke Energy                                          5,700             216
   Entergy                                              1,700              74
   Exelon                                               2,100             111
   FirstEnergy                                          9,700             336
   NiSource                                             4,500             103
   Reliant Energy                                       4,800             124
   Sempra Energy                                        8,600             216
   TXU                                                  6,300             343
                                                                   ----------
      TOTAL ELECTRICAL SERVICES                                         1,523
                                                                   ==========
   ENTERTAINMENT (2.9%)

   AOL Time Warner*                                    28,500             674
   Viacom, Cl B*                                        6,405             310
                                                                   ----------
      TOTAL ENTERTAINMENT                                                 984
                                                                   ==========
   ENVIRONMENTAL SERVICES (0.4%)
   Waste Management                                     5,300             144
                                                                   ==========
   FINANCIAL SERVICES (7.2%)
   Charter One Financial                                5,250             164
   Citigroup                                           24,986           1,237
   Countrywide Credit Industries                        5,600             251
   Freddie Mac                                          5,530             350
   MBNA                                                10,740             414
                                                                   ----------
      TOTAL FINANCIAL SERVICES                                          2,416
                                                                   ==========
   FOOD, BEVERAGE & TOBACCO (1.7%)
   Albertson's                                          5,000             166
   Pepsi Bottling Group                                 5,400             139
   Safeway*                                             6,000             270
                                                                   ----------
      TOTAL FOOD, BEVERAGE & TOBACCO                                      575
                                                                   ==========
   GAS/NATURAL GAS (1.5%)
   Dynegy, Cl A                                         4,200             122
   KeySpan                                              3,300             120
   Nicor                                                6,100             278
                                                                   ----------
      TOTAL GAS/NATURAL GAS                                               520
                                                                   ==========



                                 See accompanying notes to financial statements.





                              CNI CHARTER FUNDS
                                                                               5

STATEMENT OF NET ASSETS
March 31, 2002 (Unaudited)

Large Cap Value Equity Fund (CONTINUED)


________________________________________________________________________________
Description                                            Shares     Value (000)
________________________________________________________________________________

   HEALTHCARE PRODUCTS & SERVICES (1.2%)
   Cardinal Health                                      3,150      $      223
   McKesson                                             2,100              79
   Quintiles Transnational*                             6,300             112
                                                                   ----------
      TOTAL HEALTHCARE PRODUCTS & SERVICES                                414
                                                                   ==========
   HOTELS & LODGING (1.0%)
   Carnival                                            10,000             326
                                                                   ==========
   HOUSEHOLD PRODUCTS (1.3%)
   Avon Products                                        2,900             157
   Fortune Brands                                       2,600             128
   Whirlpool                                            1,900             144
                                                                   ----------
      TOTAL HOUSEHOLD PRODUCTS                                            429
                                                                   ==========
   INSURANCE (9.2%)
   Allstate                                            10,600             400
   AMBAC Financial Group                                3,000             177
   American International Group                        10,700             772
   Cigna                                                1,600             162
   Hartford Financial Services Group                    4,800             327
   Lincoln National                                     7,800             396
   MBIA                                                 3,000             164
   Metlife                                              7,700             243
   MGIC Investment                                      2,300             157
   Progressive                                          1,100             183
   Torchmark                                            2,900             117
                                                                   ----------
      TOTAL INSURANCE                                                   3,098
                                                                   ==========
   INVESTMENT BANKER/BROKER DEALER (3.5%)
   Bear Stearns                                         2,200             138
   Lehman Brothers Holdings                             2,600             168
   Merrill Lynch                                        6,700             371
   Morgan Stanley Dean Witter                           8,600             493
                                                                   ----------
      TOTAL INVESTMENT BANKER/BROKER DEALER                             1,170
                                                                   ==========
   MACHINERY (1.2%)
   Caterpillar                                          3,900             222
   Ingersoll-Rand, Cl A                                 3,500             175
                                                                   ----------
      TOTAL MACHINERY                                                     397
                                                                   ==========
   MISCELLANEOUS BUSINESS SERVICES (0.4%)
   Unisys*                                             11,200             141
                                                                   ==========
   PAPER & PAPER PRODUCTS (0.5%)
   Georgia-Pacific Group                                6,200             186
                                                                   ==========
   PETROLEUM & FUEL PRODUCTS (3.2%)
   Anadarko Petroleum                                   7,098             401
   Apache                                               2,860             163
   Nabors Industries*                                   4,500             190
   Noble Drilling*                                      4,000             165
   Occidental Petroleum                                 5,000             146
                                                                   ----------
      TOTAL PETROLEUM & FUEL PRODUCTS                                   1,065
                                                                   ==========



________________________________________________________________________________
Description                                            Shares     Value (000)
________________________________________________________________________________

   PETROLEUM REFINING (10.0%)
   ChevronTexaco                                        4,820      $      435
   Conoco                                               6,500             190
   Exxon Mobil                                         35,560           1,559
   Marathon Oil                                         8,800             253
   Phillips Petroleum                                   3,500             220
   Royal Dutch Petroleum, ADR                          12,800             695
                                                                   ----------
      TOTAL PETROLEUM REFINING                                          3,352
                                                                   ==========
   PREPACKAGING SOFTWARE (1.2%)
   Autodesk                                             3,000             140
   Computer Associates International                    5,625             123
   Compuware*                                           9,800             127
                                                                   ----------
      TOTAL PREPACKAGING SOFTWARE                                         390
                                                                   ==========
   PRINTING & PUBLISHING (1.8%)
   Gannett                                              4,025             306
   RR Donnelley & Sons                                  5,000             156
   Tribune                                              3,300             150
                                                                   ----------
      TOTAL PRINTING & PUBLISHING                                         612
                                                                   ==========
   RAILROADS (0.4%)
   Union Pacific                                        2,200             137
                                                                   ==========
   RETAIL (4.1%)
   Circuit City Stores                                 11,300             204
   Darden Restaurants                                   5,700             231
   Lowe's                                               3,800             165
   May Department Stores                                4,900             171
   Sears Roebuck                                        8,700             446
   Staples*                                             7,500             150
                                                                   ----------
      TOTAL RETAIL                                                      1,367
                                                                   ==========
   SEMI-CONDUCTORS/INSTRUMENTS (3.2%)
   Applied Micro Circuits*                             10,200              82
   Intel                                               11,150             339
   Novellus Systems*                                    3,300             179
   Teradyne*                                            4,800             189
   Texas Instruments                                    8,700             288
                                                                   ----------
      TOTAL SEMI-CONDUCTORS/INSTRUMENTS                                 1,077
                                                                   ==========
   TELEPHONES & TELECOMMUNICATIONS (8.8%)
   Alltel                                               3,000             167
   BellSouth                                            9,600             354
   CenturyTel                                           6,100             207
   Nortel Networks                                     35,000             157
   SBC Communications                                  22,200             831
   Sprint                                               9,800             150
   Verizon Communications                              20,609             941
   WorldCom*                                           24,500             165
                                                                   ----------
      TOTAL TELEPHONES & TELECOMMUNICATIONS                             2,972
                                                                   ==========


See accompanying notes to financial statements.





                               CNI CHARTER FUNDS
6

STATEMENT OF NET ASSETS
March 31, 2002 (Unaudited)


Large Cap Value Equity Fund (CONCLUDED)


________________________________________________________________________________
Description                                            Shares     Value (000)
________________________________________________________________________________

   TRUCKING (1.3%)
   Ryder System                                         7,200      $      213
   United Parcel Service, Cl B                          3,800             231
                                                                   ----------
      TOTAL TRUCKING                                                      444
                                                                   ==========
      TOTAL COMMON STOCK
        (Cost $27,303)                                                 33,242
                                                                   ==========

CASH EQUIVALENTS (1.2%)
   Fidelity Institutional Domestic
      Money Market Portfolio, Cl I                    352,030             352
   SEI Daily Income Trust Prime
      Obligation Fund, Cl A                            37,907              38
                                                                   ----------
      TOTAL CASH EQUIVALENTS
        (Cost $390)                                                       390
                                                                   ==========
      TOTAL INVESTMENTS (100.0%)
        (Cost $27,693)                                                 33,632
                                                                   ==========

NET ASSETS:
   Fund Shares -- Institutional Class
      (unlimited authorization -- $0.01 par
      value) based on 3,906,355 outstanding
      shares of beneficial interest                                    25,018
   Fund Shares -- Class A (unlimited
      authorization -- $0.01 par value) based
      on 104,700 outstanding shares of
      beneficial interest                                                 994
   Distributions in excess of net
      investment income                                                    (3)
   Accumulated net realized gain
      on investments                                                    1,684
   Net unrealized appreciation on investments                           5,939
                                                                   ----------
   TOTAL NET ASSETS (100.0%)                                       $   33,632
                                                                   ==========
   Net Asset Value, Offering and Redemption
      Price Per Share-- Institutional Class                             $8.38
                                                                   ==========
   Net Asset Value, Offering and Redemption
      Price Per Share-- Class A                                         $8.38
                                                                   ==========

* Non-income producing security
ADR -- American Depository Receipt
Cl -- Class


                                 See accompanying notes to financial statements.





                               CNI CHARTER FUNDS
                                                                               7

STATEMENT OF NET ASSETS
March 31, 2002 (Unaudited)

Large Cap Growth Equity Fund


________________________________________________________________________________
Description                                            Shares     Value (000)
________________________________________________________________________________

COMMON STOCK (98.0%)
   AEROSPACE & DEFENSE (0.5%)
   United Technologies                                  1,400      $      104
                                                                   ==========
   AUTOMOTIVE (0.8%)
   Harley-Davidson                                      2,900             160
                                                                   ==========
   BANKS (1.1%)
   Bank of New York                                     2,000              84
   State Street                                         2,400             133
                                                                   ----------
      TOTAL BANKS                                                         217
                                                                   ==========
   BIOTECHNOLOGY (1.8%)
   Amgen*                                               3,500             209
   Biogen*                                              2,000              98
   Medimmune*                                           1,100              43
                                                                   ----------
      TOTAL BIOTECHNOLOGY                                                 350
                                                                   ==========
   BUSINESS SERVICES (2.5%)
   Automatic Data Processing                            2,200             128
   Deluxe                                               3,200             148
   First Data                                           1,500             131
   Sabre Holdings*                                      1,700              80
                                                                   ----------
      TOTAL BUSINESS SERVICES                                             487
                                                                   ==========
   COMMUNICATIONS EQUIPMENT (0.6%)
   Scientific-Atlanta                                   5,000             116
                                                                   ==========
   COMPUTERS & SERVICES (8.7%)
   Cisco Systems*                                      19,850             336
   Dell Computer*                                      12,065             315
   Electronic Data Systems                              1,500              87
   EMC-Mass*                                           10,520             125
   International Business Machines                      6,800             707
   Lexmark International*                               2,300             132
                                                                   ----------
      TOTAL COMPUTERS & SERVICES                                        1,702
                                                                   ==========
   CONSUMER SERVICES (1.0%)
   H&R Block                                            2,300             102
   Robert Half International*                           2,800              83
                                                                   ----------
      TOTAL CONSUMER SERVICES                                             185
                                                                   ==========
   DISTRIBUTORS -- FOOD & HEALTH (1.4%)
   Fleming                                              4,000              89
   Sysco                                                6,200             185
                                                                   ----------
      TOTAL DISTRIBUTORS-- FOOD & HEALTH                                  274
                                                                   ==========
   DIVERSIFIED MANUFACTURING (2.0%)
   ITT Industries                                       4,000             252
   Tyco International Limited                           4,000             129
                                                                   ----------
      TOTAL DIVERSIFIED MANUFACTURING                                     381
                                                                   ==========



________________________________________________________________________________
Description                                            Shares     Value (000)
________________________________________________________________________________

   DRUGS (16.0%)
   Abbott Laboratories                                  1,895      $      100
   Andrx Group*                                         1,200              45
   Bristol-Myers Squibb                                 8,515             345
   Eli Lilly                                            4,830             368
   Forest Laboratories*                                 1,900             155
   King Pharmaceuticals*                                2,733              96
   Merck                                                8,955             516
   Pfizer                                              22,908             910
   Pharmacia                                            6,700             302
   Schering-Plough                                      7,840             245
   Wyeth                                                  900              59
                                                                   ----------
      TOTAL DRUGS                                                       3,141
                                                                   ==========
   ELECTRICAL PRODUCTS (4.9%)
   American Power Conversion*                           2,500              37
   General Electric                                    24,775             928
                                                                   ----------
      TOTAL ELECTRICAL PRODUCTS                                           965
                                                                   ==========
   FINANCIAL SERVICES (4.0%)
   Capital One Financial                                2,600             166
   Charles Schwab                                       5,300              69
   Citigroup                                            3,700             183
   Equifax                                                300               9
   Fannie Mae                                           2,300             184
   MBNA                                                 1,600              62
   Stilwell Financial                                   4,400             108
                                                                   ----------
      TOTAL FINANCIAL SERVICES                                            781
                                                                   ==========
   FOOD, BEVERAGE & TOBACCO (8.3%)
   Coca-Cola                                            6,500             340
   Constellation Brands*                                2,400             132
   General Mills                                        2,900             142
   Hershey Foods                                        1,500             103
   Kraft Foods                                          3,000             116
   Pepsi Bottling Group                                 3,600              93
   PepsiCo                                              7,500             386
   Sara Lee                                             6,800             141
   Unilever NV, ADR                                     3,105             176
                                                                   ----------
      TOTAL FOOD, BEVERAGE & TOBACCO                                    1,629
                                                                   ==========
   HEALTHCARE PRODUCTS & SERVICES (2.5%)
   AmerisourceBergen                                    1,100              75
   Cardinal Health                                      3,100             220
   IMS Health                                           3,100              70
   UnitedHealth Group                                   1,600             122
                                                                   ----------
      TOTAL HEALTHCARE PRODUCTS & SERVICES                                487
                                                                   ==========

See accompanying notes to financial statements.





                               CNI CHARTER FUNDS
8

STATEMENT OF NET ASSETS
March 31, 2002 (Unaudited)

Large Cap Growth Equity Fund (CONCLUDED)


________________________________________________________________________________
Description                                            Shares     Value (000)
________________________________________________________________________________

   HOUSEHOLD PRODUCTS (4.6%)
   Avon Products                                        3,100      $      169
   Clorox                                               3,100             135
   Kimberly-Clark                                       3,700             239
   Procter & Gamble                                     3,300             297
   Tupperware                                           2,900              66
                                                                   ----------
      TOTAL HOUSEHOLD PRODUCTS                                            906
                                                                   ==========
   INSURANCE (0.5%)
   Marsh & McLennan                                       900             101
                                                                   ==========
   LABORATORY EQUIPMENT (0.6%)
   Millipore                                            1,300              58
   Waters*                                              2,400              67
                                                                   ----------
      TOTAL LABORATORY EQUIPMENT                                          125
                                                                   ==========
   MEDICAL PRODUCTS & SERVICES (6.0%)
   Baxter International                                 3,900             232
   Boston Scientific*                                   4,200             105
   Guidant*                                             2,600             113
   Johnson & Johnson                                    8,264             537
   Medtronic                                            4,070             184
                                                                   ----------
      TOTAL MEDICAL PRODUCTS & SERVICES                                 1,171
                                                                   ==========
   PREPACKAGING SOFTWARE (8.8%)
   Adobe Systems                                        3,700             149
   Intuit*                                              3,000             115
   Microsoft*                                          18,965           1,144
   Oracle*                                             25,060             321
                                                                   ----------
      TOTAL PREPACKAGING SOFTWARE                                       1,729
                                                                   ==========
   RETAIL (13.1%)
   Bed Bath & Beyond*                                   3,900             132
   Best Buy*                                            1,300             103
   Cheesecake Factory*                                  3,200             118
   CVS                                                  3,100             107
   Family Dollar Stores                                 2,300              77
   Home Depot                                           9,800             476
   Kohls*                                               1,500             107
   Lowe's                                               2,500             109
   Target                                               2,900             125
   TJX                                                    800              32
   Wal-Mart Stores                                     15,375             942
   Walgreen                                             5,800             227
                                                                   ----------
      TOTAL RETAIL                                                      2,555
                                                                   ==========



________________________________________________________________________________
Description                                            Shares     Value (000)
________________________________________________________________________________

   SEMI-CONDUCTORS/INSTRUMENTS (7.7%)
   Altera*                                              3,000      $       66
   Analog Devices*                                        700              31
   Applied Materials*                                   4,200             228
   Intel                                               25,150             765
   KLA-Tencor*                                          1,700             113
   Linear Technology                                    3,300             146
   Maxim Integrated Products*                           1,500              83
   Nvidia*                                              1,800              80
                                                                   ----------
      TOTAL SEMI-CONDUCTORS/INSTRUMENTS                                 1,512
                                                                   ==========
   TELEPHONES & TELECOMMUNICATIONS (0.6%)
   SBC Communications                                   3,000             112
                                                                   ==========
      TOTAL COMMON STOCK
        (Cost $19,620)                                                 19,190
                                                                   ==========
CASH EQUIVALENTS (2.1%)
   Fidelity Institutional Domestic
      Money Market Portfolio, Cl I                    153,777             154
   SEI Daily Income Trust Prime
      Obligation Fund, Cl A                           261,144             261
                                                                   ----------
      TOTAL CASH EQUIVALENTS
        (Cost $415)                                                       415
                                                                   ==========
      TOTAL INVESTMENTS (100.1%)
        (Cost $20,035)                                                 19,605
      OTHER ASSETS AND LIABILITIES, NET (-0.1%)                           (13)
                                                                   ==========


NET ASSETS:
   Fund Shares -- Institutional Class
      (unlimited authorization -- $0.01 par
      value) based on 2,601,670 outstanding
      shares of beneficial interest                                    22,325
   Fund Shares -- Class A (unlimited
      authorization -- $0.01 par value) based
      on 130,091 outstanding shares of
      beneficial interest                                               1,182
   Accumulated net investment loss                                         (8)
   Accumulated net realized loss
      on investments                                                   (3,477)
   Net unrealized depreciation on investments                            (430)
                                                                   ----------
   TOTAL NET ASSETS (100.0%)                                       $   19,592
                                                                   ==========
   Net Asset Value, Offering and Redemption
      Price Per Share-- Institutional Class                             $7.17
                                                                   ==========
   Net Asset Value, Offering and Redemption
      Price Per Share-- Class A                                         $7.13
                                                                   ==========

* Non-income producing security
ADR -- American Depository Receipt
Cl -- Class


                                 See accompanying notes to financial statements.





                               CNI CHARTER FUNDS
                                                                               9

STATEMENT OF NET ASSETS
March 31, 2002 (Unaudited)


RCB Small Cap Value Fund


________________________________________________________________________________
Description                                            Shares     Value (000)
________________________________________________________________________________

COMMON STOCK (91.7%)
   AUTOMOTIVE (2.0%)
   Superior Industries International                    6,000      $      293
                                                                   ==========
   BROADCASTING, NEWSPAPERS & ADVERTISING (6.0%)
   Pegasus Communications*                             94,700             286
   SBS Broadcasting*                                   30,000             568
                                                                   ----------
      TOTAL BROADCASTING, NEWSPAPERS & ADVERTISING                        854
                                                                   ==========
   BUSINESS SERVICES (13.6%)
   Arbitron*                                            5,000             169
   Deluxe                                               5,000             231
   Gartner, Cl B*                                      22,550             293
   Hunt                                                27,300             280
   Information Resources*                              51,744             476
   R.H. Donnelley*                                     16,000             487
                                                                   ----------
      TOTAL BUSINESS SERVICES                                           1,936
                                                                   ==========
   CHEMICALS (3.9%)
   Celanese                                            26,500             551
                                                                   ==========
   COMMUNICATIONS EQUIPMENT (4.8%)
   American Tower, Cl A*                               66,200             358
   Viasat*                                             22,900             321
                                                                   ----------
      TOTAL COMMUNICATIONS EQUIPMENT                                      679
                                                                   ==========
   CONSUMER PRODUCTS (5.6%)
   Central Garden and Pet*                             30,000             316
   Dial                                                27,000             486
                                                                   ----------
      TOTAL CONSUMER PRODUCTS                                             802
                                                                   ==========
   CONSUMER SERVICES (2.3%)
   Angelica                                            21,500             333
                                                                   ==========
   ELECTRICAL PRODUCTS (6.6%)
   Littelfuse*                                         15,400             381
   UCAR International*                                 40,000             568
                                                                   ----------
      TOTAL ELECTRICAL PRODUCTS                                           949
                                                                   ==========
   INSURANCE (14.8%)
   Fairfax Financial Holdings*                          6,000             622
   Markel*                                              2,500             509
   Philadelphia Consolidated Holding*                   5,000             199
   Triad Guaranty*                                      7,000             304
   White Mountains Insurance Group                      1,400             484
                                                                   ----------
      TOTAL INSURANCE                                                   2,118
                                                                   ==========



________________________________________________________________________________
Description                                            Shares     Value (000)
________________________________________________________________________________

   MACHINERY (6.5%)
   Ametek                                               7,500      $      279
   Franklin Electric                                    4,000             203
   IDEX                                                12,000             444
                                                                   ----------
      TOTAL MACHINERY                                                     926
                                                                   ==========
   MEDICAL PRODUCTS & SERVICES (1.9%)
   VCA Antech*                                         20,000             270
                                                                   ==========
   METALS (4.3%)
   Ameron International                                 8,000             574
   ROHN Industries*                                    27,000              39
                                                                   ----------
      TOTAL METALS                                                        613
                                                                   ==========
   PAPER & PAPER PRODUCTS (2.4%)
   Rayonier                                             6,500             346
                                                                   ==========
   PETROLEUM & FUEL PRODUCTS (1.8%)
   Petroquest Energy*                                  45,000             258
                                                                   ==========
   PREPACKAGING SOFTWARE (1.7%)
   Tripos*                                              9,200             241
                                                                   ==========
   REAL ESTATE (0.3%)
   Homefed*                                            50,000              44
                                                                   ==========
   REAL ESTATE INVESTMENT TRUST (2.0%)
   Price Legacy*                                       88,935             285
                                                                   ==========
   RETAIL (6.4%)
   IHOP*                                               16,000             539
   Whitehall Jewellers*                                19,500             368
                                                                   ----------
      TOTAL RETAIL                                                        907
                                                                   ==========
   SEMI-CONDUCTORS/INSTRUMENTS (1.5%)
   Dionex*                                              9,000             219
                                                                   ==========
   TRANSPORTATION SERVICES (3.3%)
   Gatx                                                15,000             477
                                                                   ==========
      TOTAL COMMON STOCK
        (Cost $10,736)                                                 13,101
                                                                   ==========
PREFERRED STOCK (1.9%)
   INDUSTRIAL (1.9%)
   Pegasus Satellite Communications, PIK                    5             275
                                                                   ----------
      TOTAL PREFERRED STOCK
        (Cost $315)                                                       275
                                                                   ==========


See accompanying notes to financial statements.





                               CNI CHARTER FUNDS
10

STATEMENT OF NET ASSETS
March 31, 2002 (Unaudited)


RCB Small Cap Value Fund (CONCLUDED)


________________________________________________________________________________
Description                                            Shares     Value (000)
________________________________________________________________________________

CASH EQUIVALENTS (5.8%)
   Fidelity Institutional Domestic
      Money Market Portfolio, Cl I                    434,802      $      435
   SEI Daily Income Trust Prime
      Obligation Fund, Cl A                           387,892             388
                                                                   ----------
      TOTAL CASH EQUIVALENTS
        (Cost $823)                                                       823
                                                                   ==========
      TOTAL INVESTMENTS (99.4%)
        (Cost $11,874)                                                 14,199
      OTHER ASSETS AND LIABILITIES, NET (0.6%)                             83
                                                                   ==========

NET ASSETS:
   Fund Shares -- Institutional Class
      (unlimited authorization -- $0.01 par
      value) based on 83,093 outstanding
      shares of beneficial interest                                     1,474
   Fund Shares -- Class A (unlimited
      authorization -- $0.01 par value) based
      on 7,826 outstanding shares of
      beneficial interest                                                 147
   Fund Shares -- Class R (unlimited
      authorization -- $0.01 par value) based
      on 619,277 outstanding shares of
      beneficial interest                                               9,423
   Accumulated net investment loss                                        (63)
   Accumulated net realized gain
      on investments                                                      976
   Net unrealized appreciation on investments                           2,325
                                                                   ----------
   TOTAL NET ASSETS (100.0%)                                       $   14,282
                                                                   ==========
   Net Asset Value, Offering and Redemption
      Price Per Share-- Institutional Class                            $20.14
                                                                   ==========
   Net Asset Value, Offering and Redemption
      Price Per Share-- Class A                                        $20.13
                                                                   ==========
   Net Asset Value and Redemption
      Price Per Share-- Class R                                        $20.11
                                                                   ==========
   Maximum Offering Price Per Share --
      Class R Shares ($20.11 / 96.50%)                                 $20.84
                                                                   ==========

* Non-income producing security
Cl -- Class
PIK -- Payment-in-Kind


                                 See accompanying notes to financial statements.





                               CNI CHARTER FUNDS
                                                                              11

STATEMENT OF NET ASSETS
March 31, 2002 (Unaudited)


Technology Growth Fund


________________________________________________________________________________
Description                                            Shares     Value (000)
________________________________________________________________________________

COMMON STOCK (98.4%)
   AEROSPACE & DEFENSE ( 1.7%)
   General Dynamics                                       175          $   17
   Raytheon                                               325              13
                                                                   ----------
      TOTAL AEROSPACE & DEFENSE                                            30
                                                                   ==========
   BIOTECHNOLOGY (2.1%)
   Amgen*                                                 220              13
   Genentech*                                             160               8
   Genzyme-General Division*                              360              16
                                                                   ----------
      TOTAL BIOTECHNOLOGY                                                  37
                                                                   ==========
   BUSINESS SERVICES (4.3%)
   American Management Systems*                           175               3
   CSG Systems International*                             550              16
   Inktomi*                                               750               2
   NCR*                                                   275              12
   RealNetworks*                                        1,000               7
   Sabre Holdings*                                        250              12
   VeriSign*                                              550              15
   Wind River Systems*                                    575               8
                                                                   ----------
      TOTAL BUSINESS SERVICES                                              75
                                                                   ==========
   CIRCUIT BOARDS (2.0%)
   Flextronics International Limited*                   1,300              23
   Sanmina*                                             1,000              12
                                                                   ----------
      TOTAL CIRCUIT BOARDS                                                 35
                                                                   ==========
   COMMUNICATIONS EQUIPMENT (11.8%)
   Anaren Microwave*                                      200               3
   Avocent*                                               250               7
   Commscope*                                             300               5
   Comverse Technology*                                   200               2
   Gemstar-TV Guide International*                        900              13
   Juniper Networks*                                      400               5
   Motorola                                             2,100              30
   Nokia, ADR                                           2,675              55
   Powerwave Technologies*                                600               8
   Qualcomm*                                            1,275              48
   Scientific-Atlanta                                   1,000              23
   Tellabs*                                               825               9
                                                                   ----------
      TOTAL COMMUNICATIONS EQUIPMENT                                      208
                                                                   ==========
   COMPUTER SYSTEMS (7.4%)
   Black Box*                                             100               5
   Compaq Computer                                      2,725              29
   Gateway*                                               800               5
   Hewlett-Packard                                      1,500              27
   Network Appliance*                                     575              12
   Perot Systems, Cl A*                                   500              10
   Solectron*                                           1,300              10
   Sun Microsystems*                                    3,675              32
                                                                   ----------
      TOTAL COMPUTER SYSTEMS                                              130
                                                                   ==========



________________________________________________________________________________
Description                                            Shares     Value (000)
________________________________________________________________________________

   COMPUTERS & SERVICES (21.6%)
   Cisco Systems*                                       4,805            $ 81
   Dell Computer*                                       2,175              57
   Electronic Data Systems                                850              49
   EMC-Mass*                                            6,005              72
   Ingram Micro, Cl A*                                    300               5
   International Business Machines                      1,125             117
                                                                   ----------
      TOTAL COMPUTERS & SERVICES                                          381
                                                                   ==========
   DIVERSIFIED MANUFACTURING (1.6%)
   Jabil Circuit*                                       1,200              28
                                                                   ==========
   ENTERTAINMENT (2.4%)
   AOL Time Warner*                                     1,800              43
                                                                   ==========
   PREPACKAGING SOFTWARE (18.7%)
   Adobe Systems                                          475              19
   BEA Systems*                                         1,175              16
   Brocade Communications Systems*                        625              17
   Citrix Systems*                                        750              13
   Computer Associates International                      850              19
   Digex*                                               1,975               2
   Intuit*                                                575              22
   Microsoft*                                           1,850             112
   National Instruments*                                  300              13
   Oracle*                                              4,415              56
   Siebel Systems*                                        550              18
   Veritas Software*                                      525              23
                                                                   ----------
      TOTAL PREPACKAGING SOFTWARE                                         330
                                                                   ==========
   SEMI-CONDUCTORS/INSTRUMENTS (23.1%)
   Altera*                                              1,100              24
   Analog Devices*                                        425              19
   Bel Fuse, Cl B                                         500              12
   Broadcom, Cl A*                                        275              10
   Cree*                                                  400               5
   Intel                                                3,525             107
   International Rectifier*                               400              18
   Linear Technology                                    1,000              44
   LSI Logic*                                             517               9
   Maxim Integrated Products*                             900              50
   Micrel*                                                100               3
   PMC-Sierra*                                            550               9
   QLogic*                                                200              10
   Silicon Storage Technology*                            425               4
   Texas Instruments                                    1,775              59
   Vitesse Semiconductor*                               1,075              11
   Xilinx*                                                300              12
                                                                   ----------
      TOTAL SEMI-CONDUCTORS/INSTRUMENTS                                   406
                                                                   ==========



See accompanying notes to financial statements.





                               CNI CHARTER FUNDS
12

STATEMENT OF NET ASSETS
March 31, 2002 (Unaudited)


Technology Growth Fund (CONCLUDED)


________________________________________________________________________________
Description                                            Shares     Value (000)
________________________________________________________________________________

   TELEPHONES & TELECOMMUNICATIONS (1.7%)
   Corning                                              1,300            $ 10
   Lucent Technologies*                                 1,925               9
   Nortel Networks                                      1,150               5
   Openwave Systems*                                      900               6
                                                                   ----------
      TOTAL TELEPHONES & TELECOMMUNICATIONS                                30
                                                                   ==========
      TOTAL COMMON STOCK
        (Cost $2,783)                                                   1,733
                                                                   ==========

CASH EQUIVALENTS (1.8%)
   Fidelity Institutional Domestic
      Money Market Portfolio, Cl I                     27,187              27
   SEI Daily Income Trust Prime
      Obligation Fund, Cl A                             4,894               5
                                                                   ----------
      TOTAL CASH EQUIVALENTS
        (Cost $32)                                                         32
                                                                   ==========
      TOTAL INVESTMENTS (100.2%)
        (Cost $2,815)                                                   1,765
      OTHER ASSETS AND LIABILITIES, NET (-0.2%)                            (3)
                                                                   ==========

NET ASSETS:
   Fund Shares -- Institutional Class
      (unlimited authorization -- $0.01 par
      value) based on 263,862 outstanding
      shares of beneficial interest                                     2,358
   Fund Shares -- Class A (unlimited
      authorization -- $0.01 par value) based
      on 157,401 outstanding shares of
      beneficial interest                                                 980
   Accumulated net investment loss                                         (9)
   Accumulated net realized loss
      on investments                                                     (517)
   Net unrealized depreciation on investments                          (1,050)
                                                                   ----------
   TOTAL NET ASSETS (100.0%)                                          $ 1,762
                                                                   ==========
   Net Asset Value, Offering and Redemption
      Price Per Share-- Institutional Class                             $4.19
                                                                   ==========
   Net Asset Value, Offering and Redemption
      Price Per Share-- Class A                                         $4.17
                                                                   ==========

* Non-income producing security
ADR -- American Depository Receipt
Cl -- Class


See accompanying notes to financial statements.





                               CNI CHARTER FUNDS
                                                                              13

STATEMENT OF NET ASSETS
March 31, 2002 (Unaudited)


Corporate Bond Fund


________________________________________________________________________________
Description                                   Face Amount (000)   Value (000)
________________________________________________________________________________

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (0.1%)
   FHLMC REMIC, Ser 2068, Cl CA
      6.500%, 03/15/26                                $    40      $       41
                                                                   ----------
      TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
        (Cost $40)                                                         41
                                                                   ==========

CORPORATE BONDS (94.7%)
   AGRICULTURE (2.7%)
   Cargill, MTN
      6.150%, 02/25/08                                  1,000             991
                                                                   ==========
   AIR TRANSPORTATION (1.1%)
   Federal Express, Ser A2
      7.890%, 09/23/08                                    407             411
                                                                   ==========
   BANKS (13.0%)
   Bank Of America
      5.250%, 02/01/07                                  1,000             982
   Bank Of Boston
      7.000%, 09/15/07                                    500             517
   Deutsche Bank
      7.500%, 04/25/09                                    500             534
   First Union National Bank
      7.125%, 10/15/06                                    100             104
   Fleet National Bank
      8.625%, 02/15/05                                    100             109
   HSBC Americas
      6.625%, 03/01/09                                    500             504
   Norwest, Ser F, MTN
      6.500%, 06/01/05                                    125             130
   US Bank of Minnesota
      6.500%, 02/01/08                                  1,000           1,010
   Wachovia
      7.100%, 08/15/04                                    600             633
   Wells Fargo
      7.250%, 08/24/05                                    250             266
                                                                   ----------
      TOTAL BANKS                                                       4,789
                                                                   ==========
   BEAUTY PRODUCTS (2.0%)
   Avon Products
      7.150%, 11/15/09                                    700             728
                                                                   ==========
   CHEMICALS (0.5%)
   Praxair
      6.625%, 10/15/07                                    200             205
                                                                   ==========
   DRUGS (1.8%)
   American Home Products
      7.900%, 02/15/05                                    600             650
                                                                   ==========
   ELECTRICAL PRODUCTS (0.3%)
   Emerson Electric
      6.300%, 11/01/05                                    100             104
                                                                   ==========



________________________________________________________________________________
Description                                   Face Amount (000)   Value (000)
________________________________________________________________________________

   ELECTRICAL SERVICES (8.5%)
   Consolidated Edison, Ser 92B
      7.625%, 03/01/04                                $   100      $      105
   Duke Energy
      2.181%, 01/15/05                                  1,000           1,002
   Florida Power
      6.000%, 07/01/03                                    250             256
   Iowa Electric Light & Power
      6.000%, 10/01/08                                    200             193
   Otter Tail Power
      7.250%, 08/01/02                                    182             185
   Potomac Electric Power
      5.625%, 10/15/03                                    150             153
   Public Service Oklahoma, Ser S
      7.250%, 07/01/03                                  1,000           1,041
   Tampa Electric
      6.125%, 05/01/03                                    100             103
   Wisconsin Power & Light, Ser Y
      7.600%, 07/01/05                                    100             106
                                                                   ----------
      TOTAL ELECTRICAL SERVICES                                         3,144
                                                                   ==========
   ENERGY (2.7%)
   EL Paso, MTN
      6.950%, 12/15/07                                  1,000             984
                                                                   ==========
   ENTERTAINMENT (5.6%)
   AOL Time Warner
      6.750%, 04/15/11                                  1,000             989
   Viacom
      7.750%, 06/01/05                                  1,000           1,064
                                                                   ----------
      TOTAL ENTERTAINMENT                                               2,053
                                                                   ==========
   FINANCIAL SERVICES (12.3%)
   Aristar
      5.850%, 01/27/04                                    400             408
   Associates
      6.875%, 11/15/08                                    500             518
      6.250%, 11/01/08                                  1,000           1,003
   Countrywide Funding
      8.250%, 07/15/02                                     60              61
   Countrywide Funding, Ser D, MTN
      6.280%, 01/15/03                                    100             102
   Kimco Realty, Ser B, MTN
      7.620%, 10/20/04                                    775             817
   MBNA America Bank
      6.500%, 06/20/06                                    500             500
   Texaco Capital
      8.625%, 06/30/10                                    200             229
   Textron Financial
      7.125%, 12/09/04                                    800             814
   Wells Fargo Financial
      6.000%, 02/01/04                                    100             103
                                                                   ----------
      TOTAL FINANCIAL SERVICES                                          4,555
                                                                   ==========



See accompanying notes to financial statements.



                               CNI CHARTER FUNDS
14

STATEMENT OF NET ASSETS
March 31, 2002 (Unaudited)


Corporate Bond Fund (CONTINUED)



________________________________________________________________________________
Description                                   Face Amount (000)   Value (000)
________________________________________________________________________________

   FOOD, BEVERAGE & TOBACCO (1.4%)
   Coca-Cola Enterprises
      7.000%, 10/01/26                                $   500      $      525
                                                                   ==========
   INSURANCE (6.2%)
   AXA Financial
      7.750%, 08/01/10                                  1,000           1,075
   Lincoln National
      7.250%, 05/15/05                                  1,000           1,051
   Lion Connecticut Holdings
      6.375%, 08/15/03                                    150             155
                                                                   ----------
      TOTAL INSURANCE                                                   2,281
                                                                   ==========
   INVESTMENT BANKER/BROKER DEALER (11.7%)
   Donaldson, Lufkin, Jenrette
      6.500%, 06/01/08                                  1,250           1,267
   Goldman Sachs Group
      6.875%, 01/15/11                                    900             904
   Legg Mason
      6.500%, 02/15/06                                    950             963
   Lehman Brothers Holdings
      8.250%, 06/15/07                                  1,100           1,204
                                                                   ----------
      TOTAL INVESTMENT BANKER/BROKER DEALER                             4,338
                                                                   ==========
   MACHINERY (1.9%)
   Caterpillar
      9.000%, 04/15/06                                    620             694
                                                                   ==========
   PERSONAL CREDIT INSTITUTIONS (4.9%)
   General Motors Acceptance
      7.750%, 01/19/10                                    500             513
   General Motors Acceptance, MTN
      6.500%, 10/18/02                                    500             510
   Household Finance
      7.200%, 07/15/06                                    750             771
                                                                   ----------
      TOTAL PERSONAL CREDIT INSTITUTIONS                                1,794
                                                                   ==========
   PETROLEUM & FUEL PRODUCTS (2.3%)
   Union Oil of California, Ser C, MTN
      7.900%, 04/18/08                                    800             859
                                                                   ==========
   RETAIL (2.6%)
   Target
      5.400%, 10/01/08                                  1,000             969
                                                                   ==========
   TELEPHONES & TELECOMMUNICATIONS (13.2%)
   Bell Atlantic of Maryland
      6.000%, 05/01/03                                    200             205
   Bell Atlantic of New Jersey
      5.875%, 02/01/04                                    100             103




________________________________________________________________________________
Description                            Shares/Face Amount (000)   Value (000)
________________________________________________________________________________

   Bell Telephone of Pennsylvania
      6.125%, 03/15/03                                $   100      $      103
   BellSouth Telecommunications
      6.375%, 06/15/04                                    100             104
   Carolina Telephone & Telegraph
      6.125%, 05/01/03                                    250             248
   GTE Florida, Ser D
      6.250%, 11/15/05                                    200             206
   New York Telephone
      6.500%, 03/01/05                                    250             258
      5.625%, 11/01/03                                    100             103
   Pacific Bell
      7.000%, 07/15/04                                  1,140           1,200
   QWest
      6.125%, 11/15/05                                    350             314
   Qwest Capital Funding
      7.750%, 08/15/06                                  1,000             843
   SBC Communications
      6.250%, 03/01/05                                    200             208
   Sprint Capital
      6.125%, 11/15/08                                  1,000             897
   United Telephone of Florida, Ser EE
      6.250%, 05/15/03                                    100             102
                                                                   ----------
      TOTAL TELEPHONES & TELECOMMUNICATIONS                             4,894
                                                                   ==========
      TOTAL CORPORATE BONDS
        (Cost $35,152)                                                 34,968
                                                                   ==========
YANKEE BONDS (0.4%)
   Nova Scotia, FSA
      9.375%, 07/15/02                                    134             136
                                                                   ----------
      TOTAL YANKEE BONDS
        (Cost $135)                                                       136
                                                                   ==========

CASH EQUIVALENTS (6.1%)
   Fidelity Institutional Domestic
      Money Market Portfolio, Cl I                  1,339,835           1,340
   SEI Daily Income Trust Prime
      Obligation Fund, Cl A                           919,776             920
                                                                   ----------
      TOTAL CASH EQUIVALENTS
        (Cost $2,260)                                                   2,260
                                                                   ==========
      TOTAL INVESTMENTS (101.3%)
        (Cost $37,587)                                                 37,405
      OTHER ASSETS AND LIABILITIES, NET (-1.3%)                          (494)
                                                                   ==========




See accompanying notes to financial statements.





                               CNI CHARTER FUNDS
                                                                              15

STATEMENT OF NET ASSETS
March 31, 2002 (Unaudited)


Corporate Bond Fund (CONCLUDED)


________________________________________________________________________________
Description                                                       Value (000)
________________________________________________________________________________

NET ASSETS:
   Fund Shares -- Institutional Class
      (unlimited authorization -- $0.01 par
      value) based on 3,586,545 outstanding
      shares of beneficial interest                                   $36,749
   Fund Shares -- Class A (unlimited
      authorization -- $0.01 par value) based
      on 17,765 outstanding shares of
      beneficial interest                                                 175
   Accumulated net realized gain
      on investments                                                      169
   Net unrealized depreciation on investments                            (182)
                                                                   ----------
   TOTAL NET ASSETS (100.0%)                                       $   36,911
                                                                   ==========
   Net Asset Value, Offering and Redemption
      Price Per Share-- Institutional Class                            $10.24
                                                                   ==========
   Net Asset Value, Offering and Redemption
      Price Per Share-- Class A                                        $10.25
                                                                   ==========


CI -- Class
FHLMC -- Federal Home Loan Mortgage Corporation
FSA -- Financial Security Assistance
MTN -- Medium Term Note
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series





See accompanying notes to financial statements.



                               CNI CHARTER FUNDS
16

STATEMENT OF NET ASSETS
March 31, 2002 (Unaudited)


Government Bond Fund


________________________________________________________________________________
Description                                   Face Amount (000)   Value (000)
________________________________________________________________________________

U.S. TREASURY OBLIGATIONS (36.1%)
   U.S. Treasury Notes
      7.250%, 05/15/04                                $   500      $      534
      6.500%, 10/15/06                                    150             160
      6.250%, 08/31/02                                     50              51
      6.250%, 02/15/03                                  1,325           1,366
      6.250%, 02/15/07                                    200             211
      6.125%, 08/15/07                                    275             289
      6.000%, 08/15/04                                    400             418
      5.750%, 08/15/03                                    425             440
      5.750%, 11/15/05                                    500             519
      5.500%, 03/31/03                                    400             411
      5.500%, 02/15/08                                     80              82
                                                                   ----------
      TOTAL U.S. TREASURY OBLIGATIONS
        (Cost $4,410)                                                   4,481
                                                                   ==========

U.S. GOVERNMENT AGENCY OBLIGATIONS (46.6%)
   FFCB
      5.120%, 04/26/05                                    400             406
   FHLB
      7.250%, 05/13/05                                  1,400           1,504
      6.625%, 11/15/10                                    440             457
      6.500%, 11/15/05                                    100             105
      6.500%, 11/13/09                                    200             208
      5.570%, 04/07/04                                    100             103
      5.500%, 08/15/08                                    500             495
      5.250%, 02/13/09                                    500             485
      4.875%, 08/15/05                                    500             501
   FHLMC
      6.990%, 07/26/06                                    150             161
   FHLMC MTN
      4.500%, 02/27/06                                    500             489
   FNMA MTN
      5.520%, 11/17/03                                    290             298
      5.300%, 10/28/08                                    600             586
                                                                   ----------
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
        (Cost $4,938)                                                   5,798
                                                                   ==========

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (10.8%)
   FNMA
      9.000%, 01/01/31                                    554             595
   GNMA
      6.500%, 01/15/32                                    748             747
                                                                   ----------
      TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
        (Cost $2,254)                                                   1,342
                                                                   ==========



________________________________________________________________________________
Description                                              Shares   Value (000)
________________________________________________________________________________

CASH EQUIVALENTS (5.5%)
   Fidelity Institutional Domestic
      Money Market Portfolio, Cl I                    510,703      $      511
   SEI Daily Income Trust Prime
      Obligation Fund, Cl A                           177,526             178
                                                                   ----------
      TOTAL CASH EQUIVALENTS
        (Cost $689)                                                       689
                                                                   ==========
      TOTAL INVESTMENTS (99.0%)
        (Cost $12,291)                                                 12,310
      OTHER ASSETS AND LIABILITIES, NET (1.0%)                            123
                                                                   ==========

NET ASSETS:
   Fund Shares -- Institutional Class
      (unlimited authorization -- $0.01 par
      value) based on 1,190,524 outstanding
      shares of beneficial interest                                    12,353
   Fund Shares -- Class A (unlimited
      authorization -- $0.01 par value) based
      on 3,414 outstanding shares of
      beneficial interest                                                  35
   Accumulated net realized gain
      on investments                                                       26
   Net unrealized appreciation on investments                              19
                                                                   ----------
   TOTAL NET ASSETS (100.0%)                                       $   12,433
                                                                   ==========
   Net Asset Value, Offering and Redemption
      Price Per Share-- Institutional Class                            $10.41
                                                                   ==========
   Net Asset Value, Offering and Redemption
      Price Per Share-- Class A                                        $10.40
                                                                   ==========


Cl -- Class
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Corporation
MTN -- Medium Term Note



                                 See accompanying notes to financial statements.





                               CNI CHARTER FUNDS
                                                                              17

STATEMENT OF NET ASSETS
March 31, 2002 (Unaudited)


California Tax Exempt Bond Fund

________________________________________________________________________________
Description                                   Face Amount (000)   Value (000)
________________________________________________________________________________

MUNICIPAL BONDS (96.0%)
   ARIZONA (1.3%)
   Maricopa County, Unified School
      District No. 41, COP, FSA
      Pre-Refunded @ 100 (A)
      4.875%, 01/01/04                                   $205      $      210
                                                                   ==========
   CALIFORNIA (80.6%)
   Anaheim, Convention Center
      Project, COP, MBIA
      Callable 08/01/02 @ 102
      5.800%, 08/01/03                                    200             207
   Anaheim, Public Finance Authority,
      Electric System Distribution
      Facilites, RB, AMBAC
      4.625%, 10/01/27                                    230             241
   Berkeley, Ser C, GO, MBIA
      Callable 09/01/05 @ 102
      5.000%, 09/01/10                                     95              99
   Beverly Hills, Unified School
      District Authority, Ser B, GO
      Callable 06/01/08 @ 101
      4.700%, 06/01/13                                     50              51
   California State, GO
      Pre-Refunded @ 101 (A)
      5.750%, 03/01/05                                    100             108
   California State, Public Works
      Board Lease Authority, University
      of California Project, Ser F, RB
      5.250%, 12/01/06                                    325             344
   California Statewide Community,
      Health Facility, COP, AMBAC, ETM
      5.500%, 10/01/14                                    475             515
   Central, School District,
      Ser B, GO, FSA
      7.000%, 08/01/07                                    325             374
   Contra Costa, Water District
      Authority, Ser G, RB, MBIA
      Callable 10/01/04 @ 102
      5.700%, 10/01/06                                    100             107
   East Bay, Utility District Water
      System Authority, RB
      Pre-Refunded @ 102 (A)
      6.000%, 06/01/02                                    150             154
   East Bay-Delta, Housing & Finance
      Authority, Pass Thru-Lease Purchase
      Program, Ser A, RB, MBIA
      4.250%, 06/01/05                                    400             409
   Eastside, Unified School District,
      Ser A, GO, FGIC
      Callable 08/01/08 @ 102
      4.800%, 08/01/12                                    350             358
   Evergreen School District, Ser C, GO,
      FGIC Callable 09/01/08 @ 101
      5.250%, 09/01/13                                    200             208



________________________________________________________________________________
Description                                   Face Amount (000)   Value (000)
________________________________________________________________________________

   Fresno, Unified School District
      Authority, Election of 2001
      Project, Ser A, GO, FSA
      Callable 08/01/09 @ 102
      5.250%, 08/01/12                                   $330      $      349
      5.250%, 08/01/15                                    200             207
   Lancaster, Redevelopment Agency
      Authority, Amargosa Redevelopment
      Project, TA, MBIA
      Callable 02/01/03 @ 102
      5.500%, 02/01/15                                    500             517
   Los Angeles County, Public Works
      Finance Authority, Capital
      Construction Project, RB
      Callable 03/01/03 @ 102
      4.900%, 03/01/05                                    100             103
   Los Angeles County, Public Works
      Finance Authority, Multiple Capital
      Facility Project IV, RB, MBIA
      Callable 12/01/03 @ 102
      4.750%, 12/01/10                                    250             254
   Los Angeles County, Public Works
      Finance Authority, Ser B, RB, MBIA
      Callable 09/01/06 @ 102
      5.250%, 09/01/14                                    200             206
   Los Angeles County, Transportation
      Commission Sales Tax Authority,
      Property Second Senior Project,
      Ser A, RB, MBIA
      6.500%, 07/01/07                                    400             451
   Los Angeles, Harbour Development
      Project, Ser C, RB
      Callable 11/01/06 @ 101
      5.125%, 11/01/11                                    180             187
   Los Angeles, Parking Authority,
      Ser A, RB, AMBAC
      4.100%, 05/01/08                                    100             101
   Los Angeles, Ser A, GO
      5.000%, 09/01/05                                    250             264
   M-S-R Public Power, Ser G, RB,
      MBIA Callable 07/01/07 @ 101
      5.250%, 07/01/11                                    100             105
   Metropolitan, Water District,
      Southern California Waterworks
      Authority, Ser A, RB
      5.250%, 07/01/07                                    200             214
   Modesto, Irrigation District Financing
      Authority, Domestic Water Project,
      Ser D, RB, AMBAC
      Callable 09/01/08 @ 101
      5.000%, 09/01/12                                    100             104
   Moulton-Niguel Water District, GO,
      MBIA Callable 09/01/03 @ 102
      5.250%, 09/01/13                                    350             363




See accompanying notes to financial statements.



                               CNI CHARTER FUNDS
18

STATEMENT OF NET ASSETS
March 31, 2002 (Unaudited)

California Tax Exempt Bond Fund (CONTINUED)


________________________________________________________________________________
Description                                   Face Amount (000)   Value (000)
________________________________________________________________________________

   Oak Park, Unified School District
      Authority, GO, AMBAC
      Pre-Refunded @ 102 (A)
      6.000%, 05/01/02                                   $100      $      102
   Oceanside, Unified School District
      Authority, Election of 2000 Project,
      Ser B, GO, MBIA
      6.000%, 08/01/07                                    300             331
   Orange County, Local Transportation
      Sales Tax Authority, Ser A, RB
      5.250%, 02/15/05                                    300             316
   Orange County, Recovery Certificate
      Authority, Ser A, COP, MBIA
      6.000%, 07/01/06                                    250             274
   Pasadena, Water District Authority,
      RB Callable 07/01/03 @ 102
      6.000%, 07/01/13                                    100             104
   Pomona, Unified School District
      Authority, Ser A, GO, MBIA
      Callable 08/01/11 @ 103
      6.150%, 08/01/15                                    400             452
   Riverside County, COP, MBIA
      5.000%, 11/01/09                                    295             312
   Riverside Water Authority, RB
      Callable 10/01/08 @ 101
      5.375%, 10/01/12                                    100             106
   Sacramento, Municipal Utilities
      Distribution Authority, Ser I, RB,
      MBIA Callable 01/01/04 @ 102
      5.500%, 01/01/05                                     15              16
   Sacramento, Municipal Utilities
      Distribution Authority, Ser I, RB,
      MBIA Pre-Refunded @ 102 (A)
      5.500%, 01/01/04                                     85              91
   San Diego, Public Facilities Finance
      Authority, Sewer Authority, Ser A,
      RB, AMBAC Callable 05/15/03 @ 102
      5.000%, 05/15/13                                    225             228
   San Francisco (City & County),
      Educational Facilities, Ser B, GO
      Callable 06/15/07 @ 102
      5.500%, 06/15/12                                    400             425
   San Francisco (City & County), GO,
      MBIA Callable 05/06/02 @ 102
      5.250%, 06/15/06                                     80              82
   San Francisco (City & County),
      International Airport Commission
      Project, Ser 2, Issue 15B, RB, FSA
      Callable 01/01/08 @ 102
      4.600%, 05/01/13                                    100             100
   San Jose, Redevelopment Authority,
      Merged Area Redevelopment
      Project, TA, MBIA
      6.000%, 08/01/07                                    500             552



________________________________________________________________________________
Description                                   Face Amount (000)   Value (000)
________________________________________________________________________________

   San Juan, Unified School District,
      COP, MBIA Callable 06/01/07 @ 102
      5.000%, 06/01/08                                   $250      $      264
   San Mateo County, Transit District
      Authority, Ser A, RB, MBIA
      Callable 06/01/08 @ 101
      5.000%, 06/01/14                                    400             409
   San Mateo County, Transportation
      Authority, Ser A, RB, MBIA
      4.100%, 06/01/03                                    100             102
   Santa Barbara, Municipal Improvement
      Program, COP, AMBAC
      Callable 08/01/02 @ 102
      5.400%, 08/01/03                                    100             103
   Santa Barbara, Redevelopment
      Agency, Central City Project,
      Ser A, TA, AMBAC
      4.750%, 03/01/04                                    100             104
   Sonoma County, Detention Facility
      Improvement Program, COP, AMBAC
      4.500%, 11/15/03                                    200             207
   Tahoe Truckee, Unified School
      District, GO, FGIC
      Callable 09/01/08 @ 100
      4.700%, 09/01/12                                    500             506
   Turlock, Irrigation District Authority,
      Ser A, RB, MBIA
      Callable 07/01/02 @ 102
      6.000%, 01/01/03                                    100             103
   University of California Authority,
      University Medical Center Project,
      RB, AMBAC Callable 07/01/06 @ 101
      5.750%, 07/01/13                                    500             540
   Ventura County, Public Financing
      Authority, COP, FSA
      4.000%, 08/15/03                                    225             230
                                                                   ----------
      TOTAL CALIFORNIA                                                 12,659
                                                                   ==========
   GEORGIA (1.8%)
   Georgia, Ser B, GO
      7.200%, 03/01/06                                    250             280
                                                                   ==========
   MISSOURI (2.0%)
   Missouri State, Development Finance
      Board, Infrastructure Facility
      Authority, Eastland Center, Ser A,
      TA Callable 04/01/09 @ 100
      5.750%, 04/01/12                                    300             310
                                                                   ==========
   PUERTO RICO (4.7%)
   Puerto Rico, Electric Power Authority,
      Power Project, Ser DD, RB, FSA
      5.000%, 07/01/05                                    200             210




                                 See accompanying notes to financial statements.





                               CNI CHARTER FUNDS
                                                                              19

STATEMENT OF NET ASSETS
March 31, 2002 (Unaudited)

California Tax Exempt Bond Fund (CONCLUDED)


________________________________________________________________________________
Description                            Shares/Face Amount (000)   Value (000)
________________________________________________________________________________

   Puerto Rico, Electric Power Authority,
      Power Project, Ser X, RB
      Pre-Refunded @ 102 (A)
      6.000%, 07/01/05                                   $350      $      386
   Puerto Rico, Municipal Finance Agency,
      Ser A, RB, FSA
      Callable 07/01/07 @ 101.25
      5.250%, 07/01/10                                    130             138
                                                                   ----------
      TOTAL PUERTO RICO                                                   734
                                                                   ==========
   WISCONSIN (5.6%)
   Pleasant Prairie, Promissory Notes,
      Ser B, GO, FGIC
      4.000%, 09/01/06                                    400             401
   Wisconson State, Transportation
      Authority, Ser A, RB
      5.000%, 07/01/06                                    450             470
                                                                   ----------
      TOTAL WISCONSIN                                                     871
                                                                   ==========
      TOTAL MUNICIPAL BONDS
        (Cost $15,107)                                                 15,064
                                                                   ==========

CASH EQUIVALENTS (3.1%)
   SEI Tax Exempt Trust California
      Tax Exempt Fund, Cl A                           485,839             486
                                                                   ----------
      TOTAL CASH EQUIVALENTS
        (Cost $486)                                                       486
                                                                   ==========
      TOTAL INVESTMENTS (99.1%)
        (Cost $15,593)                                                 15,550
   OTHER ASSETS AND LIABILITIES, NET (0.9%)                               149
                                                                   ==========



________________________________________________________________________________
Description                                                       Value (000)
________________________________________________________________________________

NET ASSETS:
   Fund Shares -- Institutional Class
      (unlimited authorization -- $0.01 par
      value) based on 1,538,199 outstanding
      shares of beneficial interest                                   $15,636
   Fund Shares -- Class A (unlimited
      authorization -- $0.01 par value) based
      on 1,278 outstanding shares of
      beneficial interest                                                  13
   Undistributed net investment income                                      9
   Accumulated net realized gain
      on investments                                                       84
   Net unrealized depreciation on investments                             (43)
                                                                   ----------
   TOTAL NET ASSETS (100.0%)                                       $   15,699
                                                                   ==========
   Net Asset Value, Offering and Redemption
      Price Per Share-- Institutional Class                            $10.20
                                                                   ==========
   Net Asset Value, Offering and Redemption
      Price Per Share-- Class A                                        $10.22
                                                                   ==========


(A) Pre-Refunded Security -- the maturity date shown is the pre-refunded date. AMBAC -- American Municipal Bond Assurance Company
Cl -- Class
COP -- Certificate of Participation
ETM -- Escrowed to Maturity
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond
Ser -- Series
TA -- Tax Allocation



See accompanying notes to financial statements.





                               CNI CHARTER FUNDS
20

STATEMENT OF NET ASSETS
March 31, 2002 (Unaudited)


High Yield Bond Fund


________________________________________________________________________________
Description                            Shares/Face Amount (000)   Value (000)
________________________________________________________________________________

COMMON STOCK (0.1%)
   FOOD, BEVERAGE & TOBACCO (0.1%)
   Aurora Foods*                                        1,771      $        8
                                                                   ==========
      TOTAL COMMON STOCK
        (Cost $4)                                                           8
                                                                   ==========

CORPORATE BONDS (95.7%)
   APPAREL/TEXTILES (1.3%)
   Collins & Aikman Floorcovering (A)
      9.750%, 02/15/10                                  $ 100             105
   Levi Strauss
      7.000%, 11/01/06                                    100              92
                                                                   ----------
      TOTAL APPAREL/TEXTILES                                              197
                                                                   ==========
   AUTOPARTS (1.3%)
   Collins & Aikman Products (A)
      10.750%, 12/31/11                                   100             101
   CSK Auto (A)
      12.000%, 06/15/06                                   100             106
                                                                   ----------
      TOTAL AUTOPARTS                                                     207
                                                                   ==========
   BANKS (0.7%)
   Sovereign Bancorp
      8.625%, 03/15/04                                    100             103
                                                                   ==========
   BROADCASTING, NEWSPAPERS & ADVERTISING (9.2%)
   Adelphia Communications
      8.750%, 10/01/07                                    100              90
   Adelphia Communications, Ser B
      10.500%, 07/15/04                                   100              98
       0.000%, 01/15/08 (C)                               100              48
   Charter Communication Holdings
      10.000%, 05/15/11                                   100              95
   Coaxial Communications
      10.000%, 08/15/06                                   100             101
   CSC Holdings
      7.875%, 12/15/07                                    100              99
   Cumulus Media
      10.375%, 07/01/08                                   200             215
   Entravision Communications (A)
      8.125%, 03/15/09                                    100             101
   Frontier Vision Holdings
      11.875%, 09/15/07                                   150             148
   Olympus Communications, Ser B
      10.625%, 11/15/06                                   100              97
   Price Communications Wireless, Ser B
      9.125%, 12/15/06                                    100             104
   Salem Communication Holdings, Ser B
      9.000%, 07/01/11                                    100             104
   Telewest Communications PLC
      9.625%, 10/01/06                                    100              50
   Young Broadcasting (A)
      8.500%, 12/15/08                                    100             104
                                                                   ----------
      TOTAL BROADCASTING, NEWSPAPERS & ADVERTISING                      1,454
                                                                   ==========


________________________________________________________________________________
Description                                   Face Amount (000)   Value (000)
________________________________________________________________________________

   BUILDING & CONSTRUCTION (2.9%)
   AAF-McQuay
      8.875%, 02/15/03                                   $100      $      100
   Brand Scaffold Services
      10.250%, 02/15/08                                   200             192
   Dayton Superior
      13.000%, 06/15/09                                   100             102
   International Utility Structures
      10.750%, 02/01/08                                   100              60
                                                                   ----------
      TOTAL BUILDING & CONSTRUCTION                                       454
                                                                   ==========
   CHEMICALS (4.3%)
   Acetex
      10.875%, 08/01/09                                   150             156
   Huntsman ICI Chemicals
      10.125%, 07/01/09                                   200             184
   Mississippi Chemical
      7.250%, 11/15/17                                    100              53
   Scotts
      8.625%, 01/15/09                                    100             103
   Terra Industries, Ser B
      10.500%, 06/15/05                                   100              84
   United Industries, Ser B
      9.875%, 04/01/09                                    100              99
                                                                   ----------
      TOTAL CHEMICALS                                                     679
                                                                   ==========
   COMMERCIAL SERVICES (1.3%)
   Iron Mountain
      8.625%, 04/01/13                                    100             105
   Salton
      12.250%, 04/15/08                                   100             104
                                                                   ----------
      TOTAL COMMERCIAL SERVICES                                           209
                                                                   ==========
   COMPUTERS & SERVICES (0.8%)
   Diva Systems, Ser B (B)
      17.710%, 03/01/08                                   200              31
   Unisys
      7.875%, 04/01/08                                    100             100
                                                                   ----------
      TOTAL COMPUTERS & SERVICES                                          131
                                                                   ==========
   CONSUMER PRODUCTS (3.3%)
   Armkel Finance
      9.500%, 08/15/09                                    100             106
   Jostens
      12.750%, 05/01/10                                   100             112
   NBTY, Ser B
      8.625%, 09/15/07                                    100              97
   Playtex Products
      9.375%, 06/01/11                                    100             106
   Revlon Consumer Products (A)
      12.000%, 12/01/05                                   100             101
                                                                   ----------
      TOTAL CONSUMER PRODUCTS                                             522
                                                                   ==========




                                 See accompanying notes to financial statements.





                               CNI CHARTER FUNDS
                                                                              21

STATEMENT OF NET ASSETS
March 31, 2002 (Unaudited)


High Yield Bond Fund (CONTINUED)


________________________________________________________________________________
Description                                   Face Amount (000)   Value (000)
________________________________________________________________________________

   CONTAINERS & PACKAGING (5.3%)
   Four M, Ser B
      12.000%, 06/01/06                                  $100      $      101
   Norampac
      9.500%, 02/01/08                                    100             106
   Owens-Illinois
      8.100%, 05/15/07                                    100              97
   Plastipak Holdings (A)
      10.750%, 09/01/11                                   100             109
   Pliant
      13.000%, 06/01/10                                   100             107
   Riverwood International
      10.875%, 04/01/08                                   200             208
   Sealed Air (A)
      8.750%, 07/01/08                                    100             101
                                                                   ----------
      TOTAL CONTAINERS & PACKAGING                                        829
                                                                   ==========
   DAY CARE (0.5%)
   La Petite Acadamy, Ser B
      10.000%, 05/15/08                                   100              72
                                                                   ==========
   DIVERSIFIED OPERATIONS (3.0%)
   Grey Wolf
      8.875%, 07/01/07                                    100             102
   Jordan Industries, Ser B
      10.375%, 08/01/07                                   100              58
   Kansas City Southern
      9.500%, 10/01/08                                    100             108
   Tekni-Plex, Ser B
      12.750%, 06/15/10                                   100             104
   Werner Holdings, Ser A
      10.000%, 11/15/07                                   100             102
                                                                   ----------
      TOTAL DIVERSIFIED OPERATIONS                                        474
                                                                   ==========
   ELECTRICAL PRODUCTS (3.0%)
   AES
      9.375%, 09/15/10                                    100              78
   Calpine
      7.625%, 04/15/06                                    100              78
   CMS Energy
      7.500%, 01/15/09                                    100             101
   Flextronics International Limited
      9.875%, 07/01/10                                    100             108
   TNP Enterprises, Ser B
      10.250%, 04/01/10                                   100             106
                                                                   ----------
      TOTAL ELECTRICAL PRODUCTS                                           471
                                                                   ==========
   ENTERTAINMENT (14.0%)
   AMC Entertainment (A)
      9.875%, 02/01/12                                    100             100
   Ameristar Casinos
      10.750%, 02/15/09                                   100             110
   Argosy Gaming
      10.750%, 06/01/09                                   100             110



________________________________________________________________________________
Description                                   Face Amount (000)   Value (000)
________________________________________________________________________________

   Aztar
      9.000%, 08/15/11                                   $200      $      208
      8.875%, 05/15/07                                    100             103
   Boyd Gaming
      9.500%, 07/15/07                                    100             104
   Hard Rock Hotel, Ser B
      9.250%, 04/01/05                                    100              98
   HMH Properties, Ser B
      7.875%, 08/01/08                                    100              99
   Horseshoe Gaming Holdings, Ser B
      8.625%, 05/15/09                                    100             104
   Imax
      7.875%, 12/01/05                                    150             107
   Mandalay Resort Group, Ser B
      10.250%, 08/01/07                                   100             108
   MGM Mirage
      9.750%, 06/01/07                                    150             162
   Mohegan Tribal Gaming
      8.375%, 07/01/11                                    200             203
   Muzak
      9.875%, 03/15/09                                    100              84
   Park Place Entertainment
      9.375%, 02/15/07                                    100             106
   Peninsula Gaming, Ser B
      12.250%, 07/01/06                                   100             100
   Scientific Games, Ser B
      12.500%, 08/15/10                                   100             112
   Sun International Hotels
      8.875%, 08/15/11                                    100             101
   Windsor Woodmount Black Hawk, Ser B
      13.000%, 03/15/05                                   100              88
                                                                   ----------
      TOTAL ENTERTAINMENT                                               2,207
                                                                   ==========
   FINANCIAL SERVICES (0.7%)
   Labranche
      9.500%, 08/15/04                                    100             105
                                                                   ==========
   FINANCIAL SERVICES-SPECIAL PURPOSE ACQUISITION (1.7%)
   Caithness Coso Fund, Ser B
      9.050%, 12/15/09                                    100             103
   DTI Holdings, Ser B (B)
      17.500%, 03/01/08                                   125               2
   ESI Tractebel Acquisitions, Ser B
      7.990%, 12/30/11                                     75              72
   Majestic Invester (A)
      11.653%, 11/30/07                                   100              95
                                                                   ----------
      TOTAL FINANCIAL SERVICES-SPECIAL
        PURPOSE ACQUISITION                                               272
                                                                   ==========
   FOOD, BEVERAGE & TOBACCO (7.1%)
   Aurora Foods, Ser B
      9.875%, 02/15/07                                    100              99
   B&G Foods
      9.625%, 08/01/07                                    100             102



See accompanying notes to financial statements.





                               CNI CHARTER FUNDS
22

STATEMENT OF NET ASSETS
March 31, 2002 (Unaudited)


High Yield Bond Fund (CONTINUED)


________________________________________________________________________________
Description                                   Face Amount (000)   Value (000)
________________________________________________________________________________

   Del Monte
      9.250%, 05/15/11                                   $100      $      105
   Great Atlantic & Pacific Tea
      9.125%, 12/15/11                                    100             105
   Land O' Lakes (A)
      8.750%, 11/15/11                                    100              99
   National Wine & Spirits
      10.125%, 01/15/09                                   100             104
   Pantry
      10.250%, 10/15/07                                   200             182
   Pathmark Stores (A)
      8.750%, 02/01/12                                    100             103
   Pilgrim's Pride
      9.625%, 09/15/11                                    100             105
   Premier International Foods PLC
      12.000%, 09/01/09                                   100             111
                                                                   ----------
      TOTAL FOOD, BEVERAGE & TOBACCO                                    1,115
                                                                   ==========
   FORESTRY (0.9%)
   Tembec Industries (A)
      7.750%, 03/15/12                                    150             147
                                                                   ==========
   MACHINERY (1.2%)
   Briggs & Stratton
      8.875%, 03/15/11                                    100             106
   Building Materials, Ser B
      7.750%, 07/15/05                                    100              86
                                                                   ----------
      TOTAL MACHINERY                                                     192
                                                                   ==========
   MARINE SERVICES (0.6%)
   Trico Marine Services, Ser G
      8.500%, 08/01/05                                    100              97
                                                                   ==========
   MEDICAL (6.0%)
   Beverly Enterprises
      9.625%, 04/15/09                                    100             102
   Biovail
      7.875%, 04/01/10                                    100              99
   Extendicare Health Services
      9.350%, 12/15/07                                    100              91
   Genesis Health Ventures, Ser A
      9.250%, 09/01/07                                    126             119
   HCA
      6.910%, 06/15/05                                    150             153
   Magellan Health Services
      9.000%, 02/15/08                                    150             116
   Triad Hospitals, Ser B
      8.750%, 05/01/09                                    100             107
   Vanguard Health Systems
      9.750%, 08/01/11                                    150             158
                                                                   ----------
      TOTAL MEDICAL                                                       945
                                                                   ==========
   PAPER & PAPER PRODUCTS (1.2%)
   Appleton Papers (A)
      12.500%, 12/15/08                                   100              98



________________________________________________________________________________
Description                                   Face Amount (000)   Value (000)
________________________________________________________________________________

   Buckeye Cellulos
      8.500%, 12/15/05                                   $100      $       90
                                                                   ----------
      TOTAL PAPER & PAPER PRODUCTS                                        188
                                                                   ==========
   PETROLEUM & FUEL PRODUCTS (7.6%)
   Abraxas Petroleum, Ser A
      11.500%, 11/01/04                                   100              75
   Chesepeake Energy
      8.125%, 04/01/11                                    100             100
   Contour Energy
      14.000%, 04/15/03                                   100             102
   Crown Central Petroleum
      10.875%, 02/01/05                                   100              85
   Dunbury Resources, Ser B
      9.000%, 03/01/08                                    100              98
   Forest Oil
      8.000%, 06/15/08                                    100             102
   Mission Resources, Ser C
      10.875%, 04/01/07                                   100              93
   Ocean Energy, Ser B
      8.875%, 07/15/07                                    100             106
   Plains Resources, Ser D
      10.250%, 03/15/06                                   100             103
   Plains Resources, Ser F
      10.250%, 03/15/06                                   100             103
   Pride International
      9.375%, 05/01/07                                    150             156
   Southwest Royalties, Ser B
      10.500%, 10/15/04                                   100              74
                                                                   ----------
      TOTAL PETROLEUM & FUEL PRODUCTS                                   1,197
                                                                   ==========
   PRINTING & PUBLISHING (1.4%)
   Canwest Media
      10.625%, 05/15/11                                   100             110
   Mail-Well (A)
      9.625%, 03/15/12                                    100             103
                                                                   ----------
      TOTAL PRINTING & PUBLISHING                                         213
                                                                   ==========
   RETAIL (4.3%)
   AFC Enterprises
      10.250%, 05/15/07                                   100             106
   Amerigas Partner
      8.875%, 05/20/11                                    100             103
   Autonation
      9.000%, 08/01/08                                    100             105
   CKE Restaurants
      9.125%, 05/01/09                                    200             195
   Friendly Ice Cream
      10.500%, 12/01/07                                    75              71
   United Auto Group (A)
      9.625%, 03/15/12                                    100             103
                                                                   ----------
      TOTAL RETAIL                                                        683
                                                                   ==========




                                 See accompanying notes to financial statements.





                               CNI CHARTER FUNDS
                                                                              23

STATEMENT OF NET ASSETS
March 31, 2002 (Unaudited)


High Yield Bond Fund (CONCLUDED)


________________________________________________________________________________
Description                                   Face Amount (000)   Value (000)
________________________________________________________________________________

   TELEPHONES & TELECOMMUNICATIONS (10.7%)
   GCI
      9.750%, 08/01/07                                   $100      $       97
   GT Group Telecom (B)
      13.120%, 02/01/10                                   100               5
   Insight Midwest
      9.750%, 10/01/09                                    150             157
   Lucent Technologies
      7.250%, 07/15/06                                    100              82
   Nextel Communications (B)
      10.940%, 09/15/07                                   250             166
   Nextel Partners (B)
      12.280%, 02/01/09                                   130              61
   Rogers Wireless
      9.625%, 05/01/11                                    100              93
   Rural Cellular (A)
      9.750%, 01/15/10                                    100              82
   Telecorp PCS
      11.380%, 04/15/09 (B)                               200             176
      10.625%, 07/15/10                                   100             112
   Time Warner Telecommunications
      10.125%, 02/01/11                                   100              69
   Tritel PCS (B)
      11.770%, 05/15/09                                   250             220
   Triton PCS (B)
      9.780%, 05/01/08                                    200             175
   Voicestream Wireless
      10.375%, 11/15/09                                   163             176
   Williams Communications Group (D)
      10.875%, 10/01/09                                   100              15
                                                                   ----------
      TOTAL TELEPHONES & TELECOMMUNICATIONS                             1,686
                                                                   ==========
   WASTE DISPOSAL (0.6%)
   Allied Waste North America, Ser B
      10.000%, 08/01/09                                   100             101
                                                                   ==========
   WHOLESALE (0.8%)
   Fleming (A)
      10.625%, 07/31/07                                   100             102
   Pentacon, Ser B
      12.250%, 04/01/09                                   100              26
                                                                   ----------
      TOTAL WHOLESALE                                                     128
                                                                   ==========
      TOTAL CORPORATE BONDS
        (Cost $15,130)                                                 15,078
                                                                   ==========

CONVERTIBLE BONDS (0.6%)
   Key Energy Group, Convertible
      to 25.9740 Shares
      5.000%, 09/15/04                                    100              93
                                                                   ----------
      TOTAL CONVERTIBLE BONDS
        (Cost $87)                                                         93
                                                                   ==========




________________________________________________________________________________
Description                                              Shares   Value (000)
________________________________________________________________________________

WARRANTS (0.0%)
   Dayton Superior, Expires 06/15/09 (A)*                 100     $         1
   Diva Systems, Expires 03/01/08 (A)*                    600              --
   GT Group Telecom,
      Expires 02/01/10 (A)*                               200              --
   Jostens, Cl E, Expires 05/01/10*                       100               2
   Pliant, Expires 06/01/10*                              100              --
                                                                   ----------
      TOTAL WARRANTS
        (Cost $0)                                                           3
                                                                   ==========

CASH EQUIVALENTS (0.9%)
   Fidelity Institutional Domestic
      Money Market Portfolio, Cl I                    126,086             126
   SEI Daily Income Trust Prime
      Obligation Fund, Cl A                            13,762              14
                                                                   ----------
      TOTAL CASH EQUIVALENTS
        (Cost $140)                                                       140
                                                                   ==========
      TOTAL INVESTMENTS (97.3%)
        (Cost $15,361)                                                 15,322
   OTHER ASSETS AND LIABILITIES, NET (2.7%)                               432
                                                                   ==========

NET ASSETS:
   Fund Shares -- Institutional Class
      (unlimited authorization -- $0.01 par
      value) based on 1,160,894 outstanding
      shares of beneficial interest                                    11,444
   Fund Shares -- Class A (unlimited
      authorization -- $0.01 par value) based
      on 596,169 outstanding shares of
      beneficial interest                                               5,492
   Distributions in excess of net investment income(12)
   Accumulated net realized loss on investments (1,131)
   Net unrealized depreciation on investments                             (39)
                                                                   ----------
   TOTAL NET ASSETS (100.0%)                                       $   15,754
                                                                   ==========
   Net Asset Value, Offering and Redemption
      Price Per Share-- Institutional Class                             $8.97
                                                                   ==========
   Net Asset Value, Offering and Redemption
      Price Per Share-- Class A                                         $8.97
                                                                   ==========


* Non-income producing security
(A) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
(B) Step Bond -- The rate reflected on the STATEMENT OF NET ASSETS is the effective yield at time of purchase. The coupon on a step bond changes on a specific date.
(C) Zero Coupon -- Zero coupon security.
(D) In default on interest payments
Cl -- Class
PLC -- Public Limited Company
Ser -- Series
Amounts designated as "--" are either $0 or have been rounded to $0.



See accompanying notes to financial statements.





                               CNI CHARTER FUNDS
24

STATEMENT OF NET ASSETS
March 31, 2002 (Unaudited)


Prime Money Market Fund


________________________________________________________________________________
Description                                   Face Amount (000)   Value (000)
________________________________________________________________________________

U.S. GOVERNMENT AGENCY OBLIGATIONS (21.9%)
   FHLB
      1.760%, 04/12/02                               $ 14,600      $   14,592
      2.620%, 10/11/02                                 20,000          20,000
   FHLB, Ser DK
      2.150%, 12/12/02                                 50,000          50,000
   FHLB, Ser II
      2.320%, 03/04/03                                 10,000          10,000
   FHLMC
      1.770%, 04/19/02                                 25,000          24,978
   IBRD
      1.760%, 04/08/02                                 10,000           9,997
      1.750%, 04/08/02                                 13,155          13,150
                                                                   ----------
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
        (Cost $142,717)                                               142,717
                                                                   ==========

COMMERCIAL PAPER (58.9%)
   AIRCRAFT (1.5%)
   General Dynamics
      1.780%, 04/26/02                                 10,000           9,988
                                                                   ==========
   ALKALI/CHLORINE (0.8%)
   Dow Chemical
      1.630%, 04/12/02                                  5,000           4,997
                                                                   ==========
   COMMERCIAL BANKS (2.8%)
   Toronto Dominion Holding
      1.790%, 04/17/02                                 18,000          17,986
                                                                   ==========
   FINANCIAL SERVICES (16.7%)
   Barton Capital
      1.810%, 04/05/02                                 10,000           9,998
      1.820%, 04/15/02                                  8,000           7,994
   Eagle Funding
      1.840%, 04/08/02                                  4,000           3,998
      1.830%, 04/12/02                                 15,000          14,992
   Edison Asset Securitization
      1.770%, 04/15/02                                 16,113          16,102
   Giro Multi Funding
      1.820%, 04/04/02                                  9,000           8,999
      1.800%, 04/10/02                                  9,000           8,996
   Market Street Funding
      1.840%, 04/18/02                                 18,000          17,984
   World Omni Vehicle
      1.830%, 04/19/02                                 20,000          19,982
                                                                   ----------
      TOTAL FINANCIAL SERVICES                                        109,045
                                                                   ==========
   FOOD, BEVERAGE & TOBACCO (2.9%)
   Philip Morris
      1.770%, 04/17/02                                  9,100           9,093
      1.800%, 04/22/02                                  5,620           5,614
      1.810%, 05/02/02                                  4,000           3,994
                                                                   ----------
      TOTAL FOOD, BEVERAGE & TOBACCO                                   18,701
                                                                   ==========



________________________________________________________________________________
Description                                   Face Amount (000)   Value (000)
________________________________________________________________________________

   FOOD PREPARATION (2.8%)
   Kraft Foods
      1.760%, 04/18/02                               $ 11,000      $   10,991
      1.780%, 04/23/02                                  7,000           6,992
                                                                   ----------
      TOTAL FOOD PREPARATION                                           17,983
                                                                   ==========
   GENERAL INDUSTRIAL MACHINERY AND EQUIPMENT (2.8%)
   General Electric Capital
      1.794%, 04/03/02                                 18,000          18,000
                                                                   ==========
   INSURANCE (1.5%)
   Metlife Funding
      1.720%, 04/02/02                                 10,000           9,999
                                                                   ==========
   INVESTMENT ADVICE (4.6%)
   K2
      1.820%, 05/03/02                                 12,000          11,981
   Trident Capital Finance
      1.820%, 04/01/02                                  5,000           5,000
      1.820%, 04/17/02                                  8,000           7,994
      1.800%, 05/01/02                                  5,000           4,992
                                                                   ----------
      TOTAL INVESTMENT ADVICE                                          29,967
                                                                   ==========
   MISCELLANEOUS BUSINESS CREDIT INSTITUTIONS (4.6%)
   Nestle Capital
      1.750%, 04/04/02                                 20,000          19,997
   Prudential Funding
      1.844%, 06/28/02                                 10,000          10,000
                                                                   ----------
      TOTAL MISCELLANEOUS BUSINESS
         CREDIT INSTITUTIONS                                           29,997
                                                                   ==========
   PERSONAL CREDIT INSTITUTIONS (9.7%)
   American General
      1.800%, 04/22/02                                 25,000          25,000
   American Honda Finance
      1.770%, 04/09/02                                 18,000          17,993
   Wells Fargo Financial
      1.748%, 04/08/02                                 20,000          20,000
                                                                   ----------
      TOTAL PERSONAL CREDIT INSTITUTIONS                               62,993
                                                                   ==========
   RETAIL DEPARTMENT STORES (2.7%)
   Wal-Mart Stores
      1.840%, 04/23/02                                 18,000          17,980
                                                                   ==========
   SECURITY BROKERS & DEALERS (2.7%)
   UBS Americas
      1.760%, 04/25/02                                 18,000          17,979
                                                                   ==========
   WHOLESALE AUTO & PARTS (2.8%)
   Volkswagen of America
      1.810%, 04/12/02                                 18,000          17,990
                                                                   ==========
      TOTAL COMMERCIAL PAPER
        (Cost $383,605)                                               383,605
                                                                   ==========




                                 See accompanying notes to financial statements.





                               CNI CHARTER FUNDS
                                                                              25

STATEMENT OF NET ASSETS
March 31, 2002 (Unaudited)


Prime Money Market Fund (CONCLUDED)


________________________________________________________________________________
Description                            Shares/Face Amount (000)   Value (000)
________________________________________________________________________________


CORPORATE OBLIGATIONS (4.0%)
   BANKS (2.4%)
   Bayerische Landesbank, NY
      5.400%, 01/23/03                               $ 15,000      $   15,346
                                                                   ==========
   FINANCIAL SERVICES (1.6%)
   Fleet Mortgage Group, Ser B, MTN
      7.050%, 07/26/02                                 10,000          10,139
                                                                   ==========
      TOTAL CORPORATE OBLIGATIONS
        (Cost $25,485)                                                 25,485
                                                                   ==========

CASH EQUIVALENTS (4.5%)
   Fidelity Institutional Domestic
      Money Market Portfolio, Cl I                  25,101,168         25,101
   SEI Daily Income Trust Prime
      Obligation Fund, Cl A                         4,189,577           4,190
                                                                   ----------
      TOTAL CASH EQUIVALENTS
        (Cost $29,291)                                                 29,291
                                                                   ==========

REPURCHASE AGREEMENT (10.7%)
   JP Agency-Chase
      1.85%, dated 03/28/02,
      matures 04/01/02, repurchase
      price $70,046,668 (collateralized
      by U.S. Government Obligation,
      with a par value of $72,180,000,
      6.00%, 03/15/13, with total
      market value $71,451,465)                        70,000          70,000
                                                                   ----------
      TOTAL REPURCHASE AGREEMENT
        (Cost $70,000)                                                 70,000
                                                                   ==========
      TOTAL INVESTMENTS (100.0%)
        (Cost $651,098)                                               651,098
   OTHER ASSETS AND LIABILITIES, NET (0.0%)                               192
                                                                   ==========



________________________________________________________________________________
Description                                                       Value (000)
________________________________________________________________________________

NET ASSETS:
   Fund Shares -- Institutional Class
      (unlimited authorization -- $0.01 par
      value) based on 296,858,986 outstanding
      shares of beneficial interest                                  $296,812
   Fund Shares -- Class A (unlimited
      authorization -- $0.01 par value) based
      on 238,821,817 outstanding shares of
      beneficial interest                                             238,807
   Fund Shares -- Class S (unlimited
      authorization -- $0.01 par value) based
      on 116,193,806 outstanding shares of
      beneficial interest                                             116,189
   Undistributed net investment income                                     21
   Accumulated net realized loss on investments                          (539)
                                                                   ----------
   TOTAL NET ASSETS (100.0%)                                         $651,290
                                                                   ==========
   Net Asset Value, Offering and Redemption
      Price Per Share-- Institutional Class                             $1.00
                                                                   ==========
   Net Asset Value, Offering and Redemption
      Price Per Share-- Class A                                         $1.00
                                                                   ==========
   Net Asset Value, Offering and Redemption
      Price Per Share-- Class S                                         $1.00
                                                                   ==========


Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
IBRD -- International Bank of Reconstruction and Development
        (World Bank)
MTN -- Medium Term Note
Ser -- Series




See accompanying notes to financial statements.





                               CNI CHARTER FUNDS
26

STATEMENT OF NET ASSETS
March 31, 2002 (Unaudited)


Government Money Market Fund


________________________________________________________________________________
Description                                   Face Amount (000)   Value (000)
________________________________________________________________________________

U.S. TREASURY BILLS (2.8%)
   U.S. Treasury Bill
      1.300%, 04/04/02                             $   70,000      $   69,990
                                                                   ----------
      TOTAL U.S. TREASURY BILLS
        (Cost $69,990)                                                 69,990
                                                                   ==========

U.S. GOVERNMENT AGENCY OBLIGATIONS (64.9%)
   FFCB (A)
      1.760%, 04/15/02                                 50,000          49,996
   FHLB
      1.845%, 06/14/02                                 44,125          43,958
      6.875%, 07/18/02                                100,000         101,493
      2.930%, 04/08/03                                 25,000          25,000
   FHLB, Ser 226 (A)
      1.786%, 04/20/02                                 50,000          49,997
   FHLB, Ser 246 (A)
      1.776%, 04/20/02                                 90,000          89,985
   FHLMC
      1.770%, 04/09/02                                 12,688          12,683
      1.740%, 04/16/02                                 18,334          18,321
      1.750%, 04/23/02                                 14,005          13,990
      2.160%, 04/25/02                                100,000          99,856
      1.690%, 07/18/02                                 20,000          19,899
      1.775%, 08/05/02                                 65,500          65,093
      1.630%, 08/05/02                                 20,000          19,886
      1.700%, 08/16/02                                 15,000          14,903
      1.620%, 08/16/02                                 60,000          59,630
      1.880%, 08/21/02                                 18,795          18,656
   FNMA
      1.733%, 04/05/02 (A)                             85,000          85,000
      1.740%, 04/15/02                                192,825         192,694
      1.760%, 04/23/02 (A)                             70,000          69,998
      1.750%, 04/27/02 (A)                             20,000          19,994
      1.764%, 04/29/02 (A)                             85,000          84,984
      1.845%, 06/05/02                                  9,229           9,198
      1.845%, 06/12/02                                 35,000          34,871
      1.820%, 06/18/02 (A)                             62,000          61,999
      1.830%, 07/08/02                                 50,000          49,751
      1.730%, 07/10/02                                 40,000          39,808
      1.695%, 07/17/02                                 30,000          29,849
      1.770%, 08/05/02                                 30,000          29,814
      1.810%, 08/07/02                                128,582         127,754
   FNMA MTN (A)
      1.750%, 04/05/02                                 90,000          89,981
                                                                   ----------
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
        (Cost $1,629,041)                                           1,629,041
                                                                   ==========



________________________________________________________________________________
Description                                   Face Amount (000)   Value (000)
________________________________________________________________________________

REPURCHASE AGREEMENTS (33.3%)
   Credit Suisse First Boston
      1.93%, dated 03/28/02, matures
      04/01/02, repurchase price
      $225,348,314 (collateralized by
      various U.S. Government Obligations,
      ranging in par value $18,425,000 -
      $45,765,000, 0.000% - 6.125%,
      05/01/02 - 03/15/12; with total
      market value $229,810,750) (B)               $225,300        $  225,300
   Goldman Sachs
      1.93%, dated 03/28/02, matures
      04/01/02, repurchase price
      $195,041,817 (collateralized by
      various U.S. Government
      Obligations, ranging in par value
      $22,162,295 - $38,557,204,
      5.500% - 7.000%, 03/01/09 -
      03/01/31; with total market
      value $197,974,932) (B)                         195,000         195,000
   UBS Warburg Dillon
      1.92%, dated 03/28/02, matures
      04/01/02, repurchase price
      $416,788,896 (collateralized by
      various U.S. Government
      Obligations, ranging in par
      value $79,962,000 -
      $353,040,000, 5.375% - 6.000%,
      05/15/11 - 11/15/11; with total
      market value $425,035,246) (B)                  416,700         416,700
                                                                   ----------
      TOTAL REPURCHASE AGREEMENTS
        (Cost $837,000)                                               837,000
                                                                   ==========
      TOTAL INVESTMENTS (101.0%)
        (Cost $2,536,031)                                           2,536,031
   OTHER ASSETS AND LIABILITIES, NET (-1.0%)                          (25,466)
                                                                   ==========





                                 See accompanying notes to financial statements.





                               CNI CHARTER FUNDS
                                                                              27

STATEMENT OF NET ASSETS
March 31, 2002 (Unaudited)


Government Money Market Fund (CONCLUDED)


________________________________________________________________________________
Description                                                       Value (000)
________________________________________________________________________________

NET ASSETS:
   Fund Shares -- Institutional Class
      (unlimited authorization -- $0.01 par
      value) based on 66,273,826 outstanding
      shares of beneficial interest                                $   66,273
   Fund Shares -- Class A (unlimited
      authorization -- $0.01 par value) based
      on 2,256,916,718 outstanding shares of
      beneficial interest                                           2,256,917
   Fund Shares -- Class S (unlimited
      authorization -- $0.01 par value) based
      on 187,402,327 outstanding shares of
      beneficial interest                                             187,402
   Undistributed net investment income                                      3
   Accumulated net realized loss
      on investments                                                      (30)
                                                                   ----------
   TOTAL NET ASSETS (100.0%)                                       $2,510,565
                                                                   ==========
   Net Asset Value, Offering and Redemption
      Price Per Share-- Institutional Class                             $1.00
                                                                   ==========
   Net Asset Value, Offering and Redemption
      Price Per Share-- Class A                                         $1.00
                                                                   ==========
   Net Asset Value, Offering and Redemption
      Price Per Share-- Class S                                         $1.00
                                                                   ==========


(A) Floating Instrument -- the rate reflected on the STATEMENT OF NET ASSETS is the rate in effect on March 31, 2002. The date shown is the earlier of reset date or demand date.
(B) Tri-Party Repurchase Agreement
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
MTN -- Medium Term Note
Ser -- Series




See accompanying notes to financial statements.





                               CNI CHARTER FUNDS
28

STATEMENT OF NET ASSETS
March 31, 2002 (Unaudited)


California Tax Exempt Money Market Fund


________________________________________________________________________________
Description                                   Face Amount (000)   Value (000)
________________________________________________________________________________

MUNICIPAL BONDS (101.6%)
   CALIFORNIA (100.5%)
   ABAG, Finance Authority for
      Non-Profit Corporations,
      Bentley School
      Project, COP (A) (B) (C)
      1.650%, 09/01/22                               $  1,500       $   1,500
   ABAG, Finance Authority for
      Non-Profit Corporations,
      Public Policy Institute,
      Ser A, RB (A) (B) (C)
      1.700%, 11/01/31                                  3,065           3,065
   ABAG, Finance Authority for
      Non-Profit Corporations,
      School of the Sacred
      Heart, Ser B, RB (A) (B) (C)
      1.750%, 06/01/30                                  8,700           8,700
   ABAG, Finance Authority for
      Non-Profit Corporations,
      Ser D, COP (A) (B) (C)
      1.400%, 10/01/27                                  7,300           7,300
   Alameda-Contra Costa, School
      Finance Authority, Capital
      Improvement Financing Project,
      Ser F, COP (A) (B) (C)
      1.500%, 08/01/23                                  2,800           2,800
   Alhambra, Industrial Development
      Authority, Sunclipse Project,
      RB (A) (B) (C)
      1.250%, 05/01/07                                  1,200           1,200
   Anaheim, Multi-Family Housing
      Authority, Heritage Village
      Apartments Project,
      Ser A, RB (A) (B) (C)
      1.550%, 11/01/22                                  5,135           5,135
   Auburn, Unified School District
      Authority, Capital Improvement
      Project, COP (A) (B) (C)
      1.350%, 12/01/23                                 11,830          11,830
   Beverly Hills, Unified School
      District, GO
      1.600%, 08/01/02                                  7,000           7,000
   California State, Community
      Development Authority, Covenant
      Retirement Communities Project,
      COP (A) (B) (C)
      1.450%, 12/01/22                                  7,700           7,700
   California State, Community
      Development Authority, Fremont-
      Rideout Project, Ser A,
      RB, AMBAC (A) (B)
      1.350%, 01/01/31                                  6,855           6,855



________________________________________________________________________________
Description                                   Face Amount (000)   Value (000)
________________________________________________________________________________

   California State, Community
      Development Authority,
      Motion Picture & Television
      Project, Ser A, RB (A) (B) (C)
      1.450%, 03/01/31                               $  7,500       $   7,500
   California State, Economic
      Development Financing Authority,
      KQED Project, RB (A) (B) (C)
      1.500%, 04/01/20                                  1,700           1,700
   California State, Economic
      Development Financing Authority,
      Volk Enterprises Project, RB (A) (B) (C)
      1.650%, 06/01/21                                  1,000           1,000
   California State, Educational
      Facilities Authority, Chapman
      University Project, RB (A) (B) (C)
      1.750%, 12/01/30                                  1,000           1,000
   California State, Educational
      Facilities Authority, Life Chiropractic
      College Project, RB (A) (B) (C)
      1.500%, 01/01/25                                  6,500           6,500
   California State, Educational
      Facilities Authority, Point Loma
      Nazerene University Project,
      RB (A) (B) (C)
      1.800%, 10/01/29                                  2,150           2,150
   California State, Health Facilities
      Finance Authority, Adventist
      Hospital Project, Ser B, RB,
      MBIA (A) (B)
      1.450%, 09/01/28                                  1,000           1,000
   California State, Health Facilities
      Finance Authority, Catholic
      Healthcare Project, Ser A, RB,
      MBIA (A) (B)
      1.650%, 07/01/09                                 11,100          11,100
   California State, Health Facilities
      Finance Authority, Catholic
      Healthcare Project, Ser C, RB,
      MBIA (A) (B)
      1.650%, 07/01/20                                  7,000           7,000
   California State, Health Facilities
      Finance Authority, Scripps Health
      Project, Ser A, RB (A) (B) (C)
      1.400%, 10/01/23                                 18,000          18,000
   California State, Health Facilities
      Finance Authority, Sutter Health
      Facility, Ser B, RB, AMBAC (A) (B)
      1.400%, 07/01/12                                  3,200           3,200
   California State, RAN
      3.250%, 06/28/02                                 25,000          25,061
   California State, School Cash
      Reserve Program,
      Ser A, RB, AMBAC
      4.000%, 07/03/02                                 15,100          15,151





                                 See accompanying notes to financial statements.





                               CNI CHARTER FUNDS
                                                                              29

STATEMENT OF NET ASSETS
March 31, 2002 (Unaudited)


California Tax Exempt Money Market Fund (CONTINUED)


________________________________________________________________________________
Description                                   Face Amount (000)   Value (000)
________________________________________________________________________________

   California State, School Facilities
      Financing Authority, Capital
      Improvement Financing Project,
      Ser A, COP (A) (B) (C)
      1.350%, 07/01/22                               $  2,555       $   2,555
   California State, School Facilities
      Financing Authority, Capital
      Improvement Financing Project,
      Ser B, COP (A) (B) (C)
      1.350%, 07/01/24                                    290             290
   California Statewide, Communities
      Development Authority, Center For
      Early Education Project, RB (A) (B) (C)
      1.700%, 09/01/31                                  1,000           1,000
   California Statewide, Communities
      Development Authority, Concordia
      University Irvine Project, Ser A,
      RB (A) (B) (C)
      1.460%, 10/01/31                                  2,500           2,500
   California Statewide, Communities
      Development Authority, COP
      Pre-Refunded @ 102 (D)
      6.500%, 08/01/02                                 18,500          19,169
   California, Educational Facilities
      Authority, Stanford University
      Project, Ser L-9, RB
      1.300%, 10/01/22                                 14,490          14,490
   Carlsbad, Unified School District
      Authority, School Facilities Bridge
      Funding Project, COP, FSA (A) (B)
      1.700%, 09/01/32                                  7,000           7,000
   Carlsbad, Unified School District
      Authority, School Facilities Bridge
      Funding Project, COP, FSA (A) (B)
      1.700%, 09/01/30                                  2,000           2,000
   Escondido, Community Development
      Authority, Heritage Park
      Apartments Project,
      Ser A, RB (A) (B) (C)
      1.450%, 12/01/22                                  5,050           5,050
   Fremont, Building & Equipment
      Financing Project, COP (A) (B) (C)
      1.650%, 07/01/15                                  5,000           5,000
   Fremont, Capital Improvement
      Financing Project, COP (A) (B) (C)
      1.400%, 08/01/30                                  6,000           6,000
   Fremont, Multi-Family Housing
      Authority, Mission Wells L.P.,
      RB (A) (B) (C)
      1.700%, 09/01/14                                  6,080           6,080
   Fresno, Multi-Family Housing
      Authority, Stonepine Apartment
      Project, Ser A, RB (A) (B) (E)
      1.450%, 02/15/31                                  4,000           4,000



________________________________________________________________________________
Description                                   Face Amount (000)   Value (000)
________________________________________________________________________________

   Fresno, TRAN
      3.250%, 06/28/02                               $ 14,250       $  14,271
   Glendale, Police Building Project,
      COP (A) (B)
      1.350%, 06/01/30                                 21,100          21,100
   Golden Empire, School Financing
      Authority, Kern High School
      District Project, RB (A) (B) (C)
      1.350%, 08/01/31                                  1,000           1,000
   Hillsborough, Water & Sewer
      Systems Project, Ser A, COP (A) (B)
      1.350%, 06/01/30                                  4,900           4,900
   Hillsborough, Water & Sewer
      Systems Project, Ser B, COP (A) (B)
      1.350%, 06/01/30                                  5,500           5,500
   Huntington Park, Public Financing
      Authority, Parking Project,
      Ser A, RB (A) (B) (C)
      1.800%, 09/01/19                                  4,030           4,030
   Kings County, Multi-Family Housing
      Authority, Edgewater Isle
      Apartments Project,
      Ser A, RB (A) (B) (E)
      1.380%, 02/15/31                                  4,010           4,010
   Lancaster, Multi-Family Housing
      Authority, The Willows Project,
      Ser A, RB (A) (B) (F)
      1.400%, 02/01/05                                  6,000           6,000
   Lancaster, Redevelopment Agency
      Authority, Westwood Park
      Apartments Project,
      Ser K, RB (A) (B) (C)
      1.450%, 12/01/07                                  1,300           1,300
   Long Beach, TRAN
      2.750%, 10/15/02                                 12,000          12,043
   Los Angeles County, Community
      Development Authority,
      Willowbrook Project, COP (A) (B) (C)
      1.450%, 11/01/15                                  1,000           1,000
   Los Angeles County, Industrial
      Development Authority, Hon
      Industries Project, RB (A) (B) (C)
      1.450%, 10/01/04                                  4,400           4,400
   Los Angeles County, Multi-Family
      Housing Authority, Sand Canyon
      Ranch Project, Ser F, RB (A) (B) (C)
      1.400%, 11/01/06                                  5,700           5,700
   Los Angeles County, Multi-Family
      Housing Authority, Valencia Housing
      Project, Ser C, RB (A) (B) (F)
      1.500%, 04/01/31                                 20,800          20,800
   Los Angeles County, Samuel A Fryer
      Vavney, Ser A, COP (A) (B)
      1.500%, 08/01/21                                  7,000           7,000





See accompanying notes to financial statements.





                               CNI CHARTER FUNDS
30

STATEMENT OF NET ASSETS
March 31, 2002 (Unaudited)


California Tax Exempt Money Market Fund (CONTINUED)


________________________________________________________________________________
Description                                   Face Amount (000)   Value (000)
________________________________________________________________________________

   Los Angeles County, TRAN
      3.750%, 06/28/02                               $ 18,000     $    18,048
   Los Angeles, Community
      Redevelopment Authority,
      CMC Medical Plaza Partner
      Project, COP (A) (B) (C)
      1.450%, 12/01/05                                  1,200           1,200
   Los Angeles, Community
      Redevelopment Authority, Grand
      Promenade Project, RB (A) (B) (C)
      1.450%, 12/01/10                                  3,000           3,000
   Los Angeles, Multi-Family Housing
      Authority, Canyon Creek Apartments
      Project, RB (A) (B)
      1.490%, 12/01/10                                  8,500           8,500
   Los Angeles, Unified School
      District Authority, TRAN
      4.000%, 07/23/02                                 18,500          18,580
   Los Angeles, Wastewater
      System Authority, Ser C, RB, FGIC
      1.880%, 12/01/31                                  4,000           4,000
   M-S-R Public Power Agency,
      San Juan Project, Ser D, RB,
      MBIA (A) (B)
      1.350%, 07/01/18                                 15,600          15,600
   Mountain View Los Altos,
      Union High School District
      Authority, TRAN
      3.000%, 07/01/02                                  2,500           2,502
   Newport Beach, Health Facilities
      Authority, Hoag Memorial
      Presbyterian Hospital Project,
      RB (A) (B)
      1.430%, 10/01/22                                  5,300           5,300
   Oakland, Capital Equipment
      Project, COP (A) (B) (C)
      1.350%, 12/01/15                                  3,990           3,990
   Oakland, Joint Powers Financing
      Authority, Ser A-2, RB, FSA (A) (B)
      1.400%, 08/01/21                                  4,600           4,600
   Oakland, Liquidity Facilities
      Authority, RB, ABAG (A) (B) (C)
      1.500%, 12/01/09                                  1,460           1,460
   Ontario, Multi-Family Housing
      Authority, Park Centre Partners,
      Ser A, RB (A) (B) (C)
      1.400%, 08/01/07                                  2,450           2,450
   Orange County, WLCO LF Partners,
      Issue G, Ser 1, RB (A) (B) (E)
      1.350%, 11/15/28                                 12,000          12,000
   Orange County, WLCO LF Partners,
      Issue G, Ser 2, RB (A) (B) (E)
      1.350%, 11/15/28                                  3,200           3,200



________________________________________________________________________________
Description                                   Face Amount (000)   Value (000)
________________________________________________________________________________

   Pajaro Valley, School District
      Authority, Bridge Funding Project,
      COP, FSA (A) (B)
      1.700%, 09/01/14                               $  3,425       $   3,425
   Pasadena, Rose Bowl Improvements
      Project, COP (A) (B) (C)
      1.450%, 12/01/11                                  3,400           3,400
   Pico Rivera, Redevelopment Agency,
      Crossroads Plaza Project,
      RB (A) (B) (C)
      1.400%, 12/01/10                                  7,200           7,200
   Redwood City, City Hall Project,
      COP (A) (B) (C)
      1.550%, 07/01/21                                  2,000           2,000
   Riverside County, Housing Authority,
      De Anza Villas Project, RB (A) (B) (C)
      1.500%, 12/01/16                                  2,615           2,615
   Rohnert Park, Multi-Family Housing
      Authority, Crossbrook Apartments,
      Ser A, RB (A) (B) (E)
      1.400%, 06/15/25                                  1,800           1,800
   Sacramento County, Administration
      Center & Courthouse, COP (A) (B) (C)
      1.400%, 06/01/20                                 15,270          15,270
   Sacramento County, Family Housing
      Authority, Ashford Project,
      RB (A) (B) (E)
      1.350%, 07/15/29                                  3,500           3,500
   Sacramento County, Multi-Family
      Housing Authority, Stone Creek
      Apartments Project, RB (A) (B) (E)
      1.350%, 11/15/27                                  8,450           8,450
   Salinas, Multi-Family Housing
      Authority, Brentwood Gardens
      Project, RB (A) (B) (E)
      1.350%, 05/15/27                                  3,480           3,480
   San Bernardino County, County
      Center Refinancing Project,
      COP (A) (B) (C)
      1.350%, 07/01/15                                  4,900           4,900
   San Bernardino County, Housing
      Authority, Alta Loma Heritage
      Project, Ser A, RB (A) (B) (C)
      1.500%, 02/01/23                                  1,354           1,354
   San Bernardino County, Housing
      Authority, Indian Knoll Apartment
      Project, Ser A, RB (A) (B) (C)
      1.360%, 06/01/05                                  3,580           3,580
   San Bernardino County, Housing
      Authority, Reche Canyon
      Apartment Project,
      Ser B, RB (A) (B) (F)
      1.360%, 06/01/05                                  1,500           1,500






                                 See accompanying notes to financial statements.



                               CNI CHARTER FUNDS
                                                                              31

STATEMENT OF NET ASSETS
March 31, 2002 (Unaudited)


California Tax Exempt Money Market Fund (CONTINUED)


________________________________________________________________________________
Description                                   Face Amount (000)   Value (000)
________________________________________________________________________________

   San Bernardino County, Industrial
      Development Authority, Sandpiper
      Investments Limited Project,
      RB (A) (B) (C)
      1.300%, 10/01/05                               $  2,500       $   2,500
   San Bernardino County, Multi-Family
      Housing Authority, Mountain
      View Project, RB (A) (B) (C)
      1.400%, 03/01/27                                  2,210           2,210
   San Bernardino County, Multi-Family
      Housing Authority, Parkview Plaza
      Project, Western Land Properties,
      Ser A, RB (A) (B) (C)
      1.400%, 03/01/27                                  5,220           5,220
   San Bernardino County, Multi-Family
      Housing Authority, Rialto Heritage
      Project, Ser A, RB (A) (B) (C)
      1.450%, 02/01/23                                  4,330           4,330
   San Diego, Multi-Family Housing
      Authority, University Town Center
      Apartments Project, RB (A) (B) (C)
      1.550%, 10/01/15                                  1,400           1,400
   San Diego, Museum of Art Project,
      COP (A) (B) (C)
      1.700%, 09/01/30                                  1,400           1,400
   San Dimas, Redevelopment Agency,
      Diversified Shopping Center Project,
      COP (A) (B) (C)
      1.450%, 12/01/05                                  1,300           1,300
   San Francisco (City & County),
      Community Facilities District No. 4,
      RB (A) (B) (C)
      1.500%, 08/01/31                                  8,560           8,560
   San Francisco (City & County),
      Housing Authority, Bayside Village
      Project D, Ser A, RB (A) (B) (C)
      1.420%, 12/01/05                                 20,300          20,300
   San Francisco (City & County),
      Housing Authority, Bayside Village
      Project D, Ser B, RB (A) (B) (C)
      1.420%, 12/01/05                                  1,000           1,000
   San Francisco, Bay Area Toll
      Authority, Ser C, RB, AMBAC (A) (B)
      1.300%, 04/01/25                                  3,000           3,000
   San Marcos, Industrial Development
      Authority, Amistar Project,
      RB (A) (B) (C)
      1.300%, 12/01/05                                  2,775           2,775
   Santa Ana, Health Facility Authority,
      Town & Country Project,
      RB (A) (B) (C)
      1.450%, 10/01/20                                  7,000           7,000



________________________________________________________________________________
Description                                   Face Amount (000)   Value (000)
________________________________________________________________________________

   Santa Clara County, El Camino
      Hospital District Authority,
      Valley Medical Center Project,
      Ser B, RB (A) (B) (C)
      1.500%, 08/01/15                               $  1,055       $   1,055
   Santa Clara County, Financing
      Authority, VMC Facility
      Replacement Project,
      Ser B, RB (A) (B)
      1.550%, 11/15/25                                 11,075          11,075
   Simi Valley, Industrial & Economic
      Development Authority, Wambold
      Furniture Project, RB (A) (B) (C)
      1.400%, 12/01/14                                  1,840           1,840
   Southern California, Metropolitan
      Water District Authority,
      Water Works Authorization,
      Ser B, RB (A) (B)
      1.400%, 07/01/28                                 10,000          10,000
   Stockton, Multi-Family Housing
      Authority, Mariners Pointe Project,
      Ser A, RB (A) (B) (C)
      1.450%, 09/01/18                                  1,900           1,900
   Sunnyvale, Government Center Site
      Acquisition Project, Ser A, COP,
      AMBAC (A) (B)
      1.400%, 04/01/31                                  5,000           5,000
   Three Valleys, Municipal Water
      District Authority, Miramar Water
      Treatment Project, COP (A) (B) (C)
      1.450%, 11/01/14                                  3,000           3,000
   Upland, Community Redevelopment
      Authority, Sunset Ridge & Village
      Apartments Project, RB (A) (B) (C)
      1.400%, 12/01/29                                  6,700           6,700
   Val Verde, Unified School District,
      Ser A, COP, FSA (A) (B)
      1.350%, 11/01/02                                  4,000           4,000
   Vallejo, Multi-Family Housing
      Authority, Highlands Apartments
      Project, Ser A, RB (A) (B) (C)
      1.500%, 06/01/07                                  2,545           2,545
   Westminster, Civic Center
      Refinancing Program,
      Ser A, COP, AMBAC (A) (B)
      1.500%, 06/01/22                                  3,900           3,900
   Westminster, Redevelopment
      Agency, Commercial
      Redevelopment Project, TA,
      AMBAC (A) (B)
      1.500%, 08/01/27                                 13,535          13,535
                                                                   ----------
      TOTAL CALIFORNIA                                                644,084
                                                                   ==========





See accompanying notes to financial statements.



                               CNI CHARTER FUNDS
32

STATEMENT OF NET ASSETS
March 31, 2002 (Unaudited)


California Tax Exempt Money Market Fund (CONCLUDED)


________________________________________________________________________________
Description                                   Face Amount (000)   Value (000)
________________________________________________________________________________

   PUERTO RICO (0.2%)
   Puerto Rico, GO, FSA
      Pre-Refunded @ 101.5 (D)
      6.000%, 07/01/02                               $  1,000      $    1,023
                                                                   ==========
   MULTI-STATE (0.9%)
   Gaf, Tax Exempt Bond Grantor
      Trust, RB (A) (B) (C)
      2.000%, 10/01/12                                  5,885           5,885
                                                                   ==========
      TOTAL MUNICIPAL BONDS
        (Cost $650,992)                                               650,992
                                                                   ==========
      TOTAL INVESTMENTS (101.6%)
        (Cost $650,992)                                               650,992
   OTHER ASSETS AND LIABILITIES, NET (-1.6%)                          (10,340)
                                                                   ==========

NET ASSETS:
   Fund Shares -- Institutional Class
      (unlimited authorization -- $0.01 par
      value) based on 54,907,988 outstanding
      shares of beneficial interest                                    54,908
   Fund Shares -- Class A (unlimited
      authorization -- $0.01 par value) based
      on 555,289,947 outstanding shares of
      beneficial interest                                             555,290
   Fund Shares -- Class S (unlimited
      authorization -- $0.01 par value) based
      on 30,472,845 outstanding shares of
      beneficial interest                                              30,473
   Accumulated net realized loss
      on investments                                                      (19)
                                                                   ----------
   TOTAL NET ASSETS (100.0%)                                       $  640,652
                                                                   ==========
   Net Asset Value, Offering and Redemption
      Price Per Share-- Institutional Class                             $1.00
                                                                   ==========
   Net Asset Value, Offering and Redemption
      Price Per Share-- Class A                                         $1.00
                                                                   ==========
   Net Asset Value, Offering and Redemption
      Price Per Share-- Class S                                         $1.00
                                                                   ==========


(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on March 31, 2002.
(B) Put and Demand Feature -- the date reported on the STATEMENT OF NET ASSETS is the final maturity, not the next reset or put date.
(C) Securities are held in conjuction with a letter of credit from a major bank or financial institution.
(D) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(E) Securities are collateralized under an agreement from FHLMC/FNMA.
(F) Security derives from a guaranteed agreement.
ABAG -- Association of Bay Area Governments
AMBAC -- American Municipal Bond Assurance Company
COP -- Certificate of Participation
FGIC -- Finanical Guaranty Insurance Company
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RAN -- Revenue Anticipation Note
RB -- Revenue Bond
Ser -- Series
TA -- Tax Allocation
TRAN -- Tax & Revenue Anticipation Note




                                 See accompanying notes to financial statements.





                               CNI CHARTER FUNDS
                                                                              33

STATEMENTS OF OPERATIONS
For the six months ended March 31, 2002 (Unaudited)

                                                         LARGE CAP VALUE   LARGE CAP GROWTH    RCB SMALL CAP      TECHNOLOGY
                                                           EQUITY FUND        EQUITY FUND        VALUE FUND       GROWTH FUND
                                                              (000)              (000)             (000)             (000)
______________________________________________________________________________________________________________________________
INVESTMENT INCOME:
   Dividend                                                  $  278             $    90            $   50            $  3
   Interest                                                      --                  --                --              --
                                                             ------             -------            ------            ----
   Total Income                                                 278                  90                50               3
                                                             ------             -------            ------            ----
EXPENSES:
   Investment Advisory Fees                                      97                  60                46               7
   Administrative Fees                                           24                  14                 8               2
   Shareholder Servicing Fees--Institutional Class               38                  22                 2               1
   Shareholder Servicing Fees--Class A (1)                        2                   2                --               2
   Shareholder Servicing Fees--Class S (1)                       --                  --                --              --
   Shareholder Servicing Fees--Class R (1)                       --                  --                24              --
   Custodian Fees                                                 2                   1                 1              --
   Professional Fees                                              2                   1                 1              --
   Transfer Agent Fees                                            1                   1                 1              --
   Printing Fees                                                  1                   1                 1              --
   Trustee Fees                                                  --                   1                --               1
   Registration and Filing Fees                                   1                   1                 1               1
   Insurance and Other Fees                                       1                  --                --              --
   Organizational Fees                                           --                  --                --              --
                                                             ------             -------            ------            ----
   Total Expenses                                               169                 104                85              14
                                                             ------             -------            ------            ----
   Less, Waiver of:
   Investment Advisory Fees                                     (12)                 (6)               (5)             (2)
   Administrative Fees                                           --                  --                --              --
   Shareholder Servicing Fees--Class A (1)                       --                  --                --              --
   Shareholder Servicing Fees--Class S (1)                       --                  --                --              --
   Transfer Agent Fees                                           --                  --                --              --
                                                             ------             -------            ------            ----
   Net Expenses                                                 157                  98                80              12
                                                             ------             -------            ------            ----
NET INVESTMENT INCOME (LOSS)                                    121                  (8)              (30)             (9)
                                                             ------             -------            ------            ----
   Net Realized Gain (Loss) From Security Transactions        1,749                (418)              976             (86)
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments                                          1,626               2,498               943             340
                                                             ------             -------            ------            ----
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS        $3,496             $ 2,072            $1,889            $245
                                                             ======             =======            ======            ====


(1) Includes class specific distribution expenses.
Amounts designated as "--" are either $0 or have been rounded to $0.



See accompanying notes to financial statements.



                               CNI CHARTER FUNDS
34

STATEMENTS OF OPERATIONS
For the six months ended March 31, 2002 (Unaudited)



                                                                                               CALIFORNIA
                                                           CORPORATE         GOVERNMENT        TAX EXEMPT        HIGH YIELD
                                                           BOND FUND         BOND FUND         BOND FUND         BOND FUND
                                                             (000)             (000)             (000)             (000)
____________________________________________________________________________________________________________________________
INVESTMENT INCOME:
   Dividend                                                $     8             $   3            $   --            $    3
   Interest                                                  1,013               298               323               807
                                                           -------             -----            ------            ------
   Total Income                                              1,021               301               323               810
                                                           -------             -----            ------            ------
EXPENSES:
   Investment Advisory Fees                                     69                26                21                55
   Administrative Fees                                          26                10                12                10
   Shareholder Servicing Fees--Institutional Class              43                15                20                12
   Shareholder Servicing Fees--Class A (1)                      --                --                --                13
   Shareholder Servicing Fees--Class S (1)                      --                --                --                --
   Shareholder Servicing Fees--Class R (1)                      --                --                --                --
   Custodian Fees                                                2                 1                 1                 1
   Professional Fees                                             2                 1                 1                 1
   Transfer Agent Fees                                           1                 1                 1                 1
   Printing Fees                                                 1                --                --                 1
   Trustee Fees                                                 --                --                --                --
   Registration and Filing Fees                                  1                 1                 1                 1
   Insurance and Other Fees                                      2                --                --                --
   Organizational Fees                                          --                --                --                --
                                                           -------             -----            ------            ------
   Total Expenses                                              147                55                57                95
                                                           -------             -----            ------            ------
   Less, Waiver of:
   Investment Advisory Fees                                    (18)              (12)              (18)              (15)
   Administrative Fees                                          --                --                --                --
   Shareholder Servicing Fees--Class A (1)                      --                --                --                --
   Shareholder Servicing Fees--Class S (1)                      --                --                --                --
   Transfer Agent Fees                                          --                --                --                --
                                                           -------             -----            ------            ------
   Net Expenses                                                129                43                39                80
                                                           -------             -----            ------            ------
NET INVESTMENT INCOME (LOSS)                                   892               258               284               730
                                                           -------             -----            ------            ------
   Net Realized Gain (Loss) From Security Transactions         323               164               111              (667)
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments                                        (1,428)             (472)             (446)            1,285
                                                           -------             -----            ------            ------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS      $  (213)            $ (50)           $  (51)           $1,348
                                                           =======             =====            ======            ======

[TABLE CONTINUED]

                                                                                              CALIFORNIA
                                                           PRIME              GOVERNMENT      TAX EXEMPT
                                                           MONEY                MONEY            MONEY
                                                        MARKET FUND          MARKET FUND      MARKET FUND
                                                           (000)                (000)            (000)
__________________________________________________________________________________________________________
INVESTMENT INCOME:
   Dividend                                                $  400              $     1          $   --
   Interest                                                 7,002               29,972           5,426
                                                           ------              -------          ------
   Total Income                                             7,402               29,973           5,426
                                                           ------              -------          ------
EXPENSES:
   Investment Advisory Fees                                   853                3,514             917
   Administrative Fees                                        513                1,366             532
   Shareholder Servicing Fees--Institutional Class            374                   97              70
   Shareholder Servicing Fees--Class A (1)                    990                9,240           2,274
   Shareholder Servicing Fees--Class S (1)                    449                  608              94
   Shareholder Servicing Fees--Class R (1)                     --                   --              --
   Custodian Fees                                              32                  134              31
   Professional Fees                                           37                  169              39
   Transfer Agent Fees                                         30                  132              31
   Printing Fees                                               20                   91              21
   Trustee Fees                                                 5                   21               5
   Registration and Filing Fees                                10                  107              36
   Insurance and Other Fees                                    21                   90              21
   Organizational Fees                                         12                   --              --
                                                           ------              -------          ------
   Total Expenses                                           3,346               15,569           4,071
                                                           ------              -------          ------
   Less, Waiver of:
   Investment Advisory Fees                                  (231)                (444)           (590)
   Administrative Fees                                         --                  (18)            (10)
   Shareholder Servicing Fees--Class A (1)                   (369)              (3,449)           (818)
   Shareholder Servicing Fees--Class S (1)                    (47)                 (65)             (9)
   Transfer Agent Fees                                         (6)                 (25)             (6)
                                                           ------              -------          ------
   Net Expenses                                             2,693               11,568           2,638
                                                           ------              -------          ------
NET INVESTMENT INCOME (LOSS)                                4,709               18,405           2,788
                                                           ------              -------          ------
   Net Realized Gain (Loss) From Security Transactions        380                  (63)             --
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments                                           --                   --              --
                                                           ------              -------          ------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS      $5,089              $18,342          $2,788
                                                           ======              =======          ======



                                 See accompanying notes to financial statements.





                               CNI CHARTER FUNDS
                                                                              35

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended March 31, 2002 (Unaudited) and the year ended September 30, 2001


                                                  LARGE CAP VALUE  EQUITY FUND (000)          LARGE CAP GROWTH EQUITY FUND (000)
                                                 ____________________________________        ___________________________________
                                                       2002                2001                     2002             2001
________________________________________________________________________________________________________________________________
OPERATIONS:
   Net Investment Income (Loss)                      $   121             $   219                 $    (8)          $   (43)
   Net Realized Gain (Loss) from
      Security Transactions                            1,749                 481                    (418)           (3,036)
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments                    1,626              (5,894)                  2,498            (4,022)
                                                     -------             -------                 -------           -------
   Net Increase (Decrease) in Net Assets
       Resulting from Operations                       3,496              (5,194)                  2,072            (7,101)
                                                     -------             -------                 -------           -------

DISTRIBUTIONS FROM:
   Net Investment Income:
   Institutional Class                                  (122)               (216)                     --                --
   Class A                                                (2)                 (3)                     --                --
   Class R                                                --                  --                      --                --
   Realized Capital Gains:
   Institutional Class                                  (469)             (2,481)                     --                --
   Class A                                               (11)                (62)                     --                --
   Class R                                                --                  --                      --                --
                                                     -------             -------                 -------           -------
      Total Distributions                               (604)             (2,762)                     --                --
                                                     -------             -------                 -------           -------

CAPITAL SHARE TRANSACTIONS:(1)
   Institutional Class:
   Proceeds from Shares Issued                         4,994               9,271                   3,526             6,529
   Reinvestment of Distributions                         162                 487                      --                --
   Cost of Shares Redeemed                            (2,515)             (4,033)                 (2,401)           (5,793)
                                                     -------             -------                 -------           -------
      Increase in Net Assets From
        Institutional Class Share Transactions         2,641               5,725                   1,125               736
                                                     -------             -------                 -------           -------
   Class A:
   Proceeds from Shares Issued                           182                 756                     258               650
   Reinvestment of Distributions                          11                  51                      --                --
   Cost of Shares Redeemed                               (91)               (655)                    (49)             (330)
                                                     -------             -------                 -------           -------
      Increase (Decrease) in Net Assets From
        Class A Share Transactions                       102                 152                     209               320
                                                     -------             -------                 -------           -------
   Class R:
   Proceeds from Shares Issued                            --                  --                      --                --
   Reinvestment of Distributions                          --                  --                      --                --
   Cost of Shares Redeemed                                --                  --                      --                --
                                                     -------             -------                 -------           -------
      Increase in Net Assets From
        Class R Share Transactions                        --                  --                      --                --
                                                     -------             -------                 -------           -------
Net Increase in Net Assets From
   Capital Share Transactions                          2,743               5,877                   1,334             1,056
                                                     -------             -------                 -------           -------
Total Increase (Decrease) in Net Assets                5,635              (2,079)                  3,406            (6,045)
                                                     -------             -------                 -------           -------

NET ASSETS:
   Beginning of Period                                27,997              30,076                  16,186            22,231
                                                     -------             -------                 -------           -------
   End of Period                                     $33,632             $27,997                 $19,592           $16,186
                                                     =======             =======                 =======           =======


(1) See Note 10 for shares issued and redeemed
(2) Reflects operating history of a predecessor mutual fund (see Note 1).
(3) Commenced operations on October 3, 2000.
Amounts designated as "--" are either $0 or have been rounded to $0.



See accompanying notes to financial statements.



                               CNI CHARTER FUNDS
36

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended March 31, 2002 (Unaudited), the year or period ended September 30, 2001 and the year ended June 30, 2001.


                                                                  RCB SMALL CAP VALUE FUND(2) (000)
                                                    __________________________________________________________
                                                                          3 Months Ended          Year Ended
                                                        2002              Sept. 30, 2001         June 30, 2001
________________________________________________________________________________________________________________
OPERATIONS:
   Net Investment Income (Loss)                       $   (30)               $  (11)                $  (42)
   Net Realized Gain (Loss) from
      Security Transactions                               976                   (12)                    19
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments                       943                  (879)                 1,577
                                                      -------                ------                 ------
   Net Increase (Decrease) in Net Assets
       Resulting from Operations                        1,889                  (902)                 1,554
                                                      -------                ------                 ------

DISTRIBUTIONS FROM:
   Net Investment Income:
   Institutional Class                                     --                    --                     --
   Class A                                                 --                    --                     --
   Class R                                                 --                    --                   (126)
   Realized Capital Gains:
   Institutional Class                                     --                    --                     --
   Class A                                                 --                    --                     --
   Class R                                                 --                    --                   (164)
                                                      -------                ------                 ------
      Total Distributions                                  --                    --                   (290)
                                                      -------                ------                 ------

CAPITAL SHARE TRANSACTIONS:(1)
   Institutional Class:
   Proceeds from Shares Issued                          1,478                    --                     --
   Reinvestment of Distributions                           --                    --                     --
   Cost of Shares Redeemed                                 (4)                   --                     --
                                                      -------                ------                 ------
      Increase in Net Assets From
        Institutional Class Share Transactions          1,474                    --                     --
                                                      -------                ------                 ------
   Class A:
   Proceeds from Shares Issued                            150                    --                     --
   Reinvestment of Distributions                           --                    --                     --
   Cost of Shares Redeemed                                 (3)                   --                     --
                                                      -------                ------                 ------
      Increase (Decrease) in Net Assets From
        Class A Share Transactions                        147                    --                     --
                                                      -------                ------                 ------
   Class R:
   Proceeds from Shares Issued                          2,875                   156                  2,213
   Reinvestment of Distributions                           --                    --                    272
   Cost of Shares Redeemed                               (225)                   (1)                   (73)
                                                      -------                ------                 ------
      Increase in Net Assets From
        Class R Share Transactions                      2,650                   155                  2,412
                                                      -------                ------                 ------
Net Increase in Net Assets From
   Capital Share Transactions                           4,271                   155                  2,412
                                                      -------                ------                 ------
Total Increase (Decrease) in Net Assets                 6,160                  (747)                 3,676
                                                      -------                ------                 ------

NET ASSETS:
   Beginning of Period                                  8,122                 8,869                  5,193
                                                      -------                ------                 ------
   End of Period                                      $14,282                $8,122                 $8,869
                                                      =======                ======                 ======

[TABLE CONTINUED]

                                                      TECHNOLOGY GROWTH FUND (000)        CORPORATE BOND FUND (000)
                                                     ______________________________      ___________________________

                                                        2002             2001(3)            2002              2001
______________________________________________________________________________________________________________________
OPERATIONS:
   Net Investment Income (Loss)                       $   (9)          $    (9)           $   892           $ 1,578
   Net Realized Gain (Loss) from
      Security Transactions                              (86)             (431)               323               406
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments                      340            (1,390)            (1,428)            1,213
                                                      ------           -------            -------           -------
   Net Increase (Decrease) in Net Assets
       Resulting from Operations                         245            (1,830)              (213)            3,197
                                                      ------           -------            -------           -------

DISTRIBUTIONS FROM:
   Net Investment Income:
   Institutional Class                                    --                (2)              (890)           (1,571)
   Class A                                                --                --                 (2)               (7)
   Class R                                                --                --                 --                --
   Realized Capital Gains:
   Institutional Class                                    --                --               (509)              (43)
   Class A                                                --                --                 (1)               (1)
   Class R                                                --                --                 --                --
                                                      ------           -------            -------           -------
      Total Distributions                                 --                (2)            (1,402)           (1,622)
                                                      ------           -------            -------           -------

CAPITAL SHARE TRANSACTIONS:(1)
   Institutional Class:
   Proceeds from Shares Issued                            80             2,453              7,439            12,611
   Reinvestment of Distributions                          --                 1                287               289
   Cost of Shares Redeemed                               (46)             (122)            (2,187)           (4,376)
                                                      ------           -------            -------           -------
      Increase in Net Assets From
        Institutional Class Share Transactions            34             2,332              5,539             8,524
                                                      ------           -------            -------           -------
   Class A:
   Proceeds from Shares Issued                           110               895                 91                56
   Reinvestment of Distributions                          --                --                  3                 3
   Cost of Shares Redeemed                               (15)               (7)                --              (400)
                                                      ------           -------            -------           -------
      Increase (Decrease) in Net Assets From
        Class A Share Transactions                        95               888                 94              (341)
                                                      ------           -------            -------           -------
   Class R:
   Proceeds from Shares Issued                            --                --                 --                --
   Reinvestment of Distributions                          --                --                 --                --
   Cost of Shares Redeemed                                --                --                 --                --
                                                      ------           -------            -------           -------
      Increase in Net Assets From
        Class R Share Transactions                        --                --                 --                --
                                                      ------           -------            -------           -------
Net Increase in Net Assets From
   Capital Share Transactions                            129             3,220              5,633             8,183
                                                      ------           -------            -------           -------
Total Increase (Decrease) in Net Assets                  374             1,388              4,018             9,758
                                                      ------           -------            -------           -------

NET ASSETS:
   Beginning of Period                                 1,388                --             32,893            23,135
                                                      ------           -------            -------           -------
   End of Period                                      $1,762           $ 1,388            $36,911           $32,893
                                                      ======           =======            =======           =======




                                 See accompanying notes to financial statements.




                               CNI CHARTER FUNDS
                                                                              37

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended March 31, 2002 (Unaudited) and the year ended September 30, 2001


                                                      GOVERNMENT               CALIFORNIA TAX EXEMPT             HIGH YIELD
                                                    BOND FUND (000)               BOND FUND (000)              BOND FUND (000)
                                                 ______________________       _______________________       _____________________
                                                   2002          2001           2002          2001            2002         2001
__________________________________________________________________________________________________________________________________
OPERATIONS:
   Net Investment Income                         $   258       $   574        $   284       $   527         $   730      $ 1,182
   Net Realized Gain (Loss) from
      Security Transactions                          164           127            111           107            (667)        (464)
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments                 (472)          571           (446)          254           1,285       (1,097)
                                                 -------       -------        -------       -------         -------      -------
      Net Increase (Decrease) in Net Assets
        Resulting from Operations                    (50)        1,272            (51)          888           1,348         (379)
                                                 -------       -------        -------       -------         -------      -------

DISTRIBUTIONS FROM:
   Net Investment Income:
   Institutional Class                              (258)         (573)          (278)         (525)           (512)        (999)
   Class A                                            --            (1)            --            --            (230)        (183)
   Realized Capital Gains:
   Institutional Class                              (137)           --           (134)          (19)             --           (5)
                                                 -------       -------        -------       -------         -------      -------
      Total Distributions                           (395)         (574)          (412)         (544)           (742)      (1,187)
                                                 -------       -------        -------       -------         -------      -------

CAPITAL SHARE TRANSACTIONS:(1)
   Institutional Class:
   Proceeds from Shares Issued                     1,904         3,640          1,592         4,676           1,036        1,205
   Reinvestment of Distributions                      74            63             48            21             327          627
   Cost of Shares Redeemed                        (1,784)       (2,985)        (1,017)       (1,153)           (678)      (1,145)
                                                 -------       -------        -------       -------         -------      -------
      Increase in Net Assets From
        Institutional Class Share Transactions       194           718            623         3,544             685          687
                                                 -------       -------        -------       -------         -------      -------
   Class A:
   Proceeds from Shares Issued                        32             3             12             6           1,850        3,610
   Reinvestment of Distributions                      --            --             --            --             152           96
   Cost of Shares Redeemed                            --           (49)            (5)           (1)           (822)        (464)
                                                 -------       -------        -------       -------         -------      -------
      Increase (Decrease) in Net Assets From
        Class A Share Transactions                    32           (46)             7             5           1,180        3,242
                                                 -------       -------        -------       -------         -------      -------
Net Increase in Net Assets From
   Capital Share Transactions                        226           672            630         3,549           1,865        3,929
                                                 -------       -------        -------       -------         -------      -------
Total Increase (Decrease) in Net Assets             (219)        1,370            167         3,893           2,471        2,363
                                                 -------       -------        -------       -------         -------      -------

NET ASSETS:
   Beginning of Period                            12,652        11,282         15,532        11,639          13,283       10,920
                                                 -------       -------        -------       -------         -------      -------
   End of Period                                 $12,433       $12,652        $15,699       $15,532         $15,754      $13,283
                                                 =======       =======        =======       =======         =======      =======


(1) See Note 10 for shares issued and redeemed
Amounts designated as "--" are either $0 or have been rounded to $0.




See accompanying notes to financial statements.



                               CNI CHARTER FUNDS
38

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended March 31, 2002 (Unaudited), and the year ended September 30, 2001


                                                     PRIME MONEY               GOVERNMENT MONEY           CALIFORNIA TAX EXEMPT
                                                  MARKET FUND (000)            MARKET FUND (000)            MONEY MARKET (000)
                                               ______________________       _______________________       _____________________
                                                 2002          2001           2002          2001            2002         2001
__________________________________________________________________________________________________________________________________
OPERATIONS:
   Net Investment Income                       $   4,709     $    26,908    $   18,405    $   102,561     $  2,788    $    13,862
   Net Realized Gain (Loss)
      from Security Transactions                     380            (919)          (63)            33           --            (19)
                                               ---------     -----------    ----------    -----------     --------    -----------
      Net Increase in Net Assets
       Resulting from Operations                   5,089          25,989        18,342        102,594        2,788         13,843
                                               ---------     -----------    ----------    -----------     --------    -----------

DISTRIBUTIONS FROM:
   Net Investment Income:
   Institutional Class                            (2,302)        (10,796)         (629)        (2,651)        (285)          (504)
   Class A                                        (1,746)        (11,610)      (16,869)       (96,936)      (2,433)       (13,065)
   Class S                                          (673)         (4,517)         (914)        (2,977)         (70)          (276)
                                               ---------     -----------    ----------    -----------     --------    -----------
      Total Distributions                         (4,721)        (26,923)      (18,412)      (102,564)      (2,788)       (13,845)
                                               ---------     -----------    ----------    -----------     --------    -----------

CAPITAL SHARE TRANSACTIONS
   (ALL AT $1.00 PER SHARE):
   Institutional Class:
   Shares Issued                                 646,080       1,600,001       287,771        918,402      200,171        231,446
   Shares Issued in Lieu of Cash Distributions       430           1,785            --             --           --             --
   Shares Redeemed                              (654,690)     (1,498,439)     (298,299)      (869,450)    (195,808)      (187,726)
                                               ---------     -----------    ----------    -----------     --------    -----------
      Increase (Decrease) in Net Assets From
        Institutional Class Share Transactions    (8,180)        103,347       (10,528)        48,952        4,363         43,720
                                               ---------     -----------    ----------    -----------     --------    -----------
   Class A:
   Shares Issued                                 399,873       1,224,187     2,452,428      7,260,203      575,283      1,800,551
   Shares Issued in Lieu of Cash Distribution        536           4,248        11,631         63,989        2,056         10,027
   Shares Redeemed                              (405,372)     (1,235,887)   (2,738,602)    (6,680,579)    (660,511)    (1,721,370)
                                               ---------     -----------    ----------    -----------     --------    -----------
      Increase (Decrease) in Net Assets From
        Class A Share Transactions                (4,963)         (7,452)     (274,543)       643,613      (83,172)        89,208
                                               ---------     -----------    ----------    -----------     --------    -----------
   Class S:
   Shares Issued                                 177,515         372,925       285,560        537,426       59,606         95,556
   Shares Redeemed                              (187,769)       (318,767)     (245,191)      (431,986)     (45,985)       (86,427)
                                               ---------     -----------    ----------    -----------     --------    -----------
      Increase (Decrease) in Net Assets From
        Class S Share Transactions               (10,254)         54,158        40,369        105,440       13,621          9,129
                                               ---------     -----------    ----------    -----------     --------    -----------
Net Increase (Decrease) in Net Assets From
   Capital Share Transactions                    (23,397)        150,053      (244,702)       798,005      (65,188)       142,057
                                               ---------     -----------    ----------    -----------     --------    -----------
Total Increase (Decrease) in Net Assets          (23,029)        149,119      (244,772)       798,035      (65,188)       142,055
                                               ---------     -----------    ----------    -----------     --------    -----------

NET ASSETS:
   Beginning of Period                           674,319         525,200     2,755,337      1,957,302      705,840        563,785
                                               ---------     -----------    ----------    -----------     --------    -----------
   End of Period                               $ 651,290     $   674,319    $2,510,565    $ 2,755,337     $640,652    $   705,840
                                               =========     ===========    ==========    ===========     ========    ===========




                                 See accompanying notes to financial statements.



                               CNI CHARTER FUNDS
                                                                              39

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout Each Period
For the six months ended March 31, 2002 (Unaudited) and the year or period ended September 30,



                                         Net
                  Net                Realized and                        Distributions    Net              Net
                 Asset      Net       Unrealized   Distributions             from        Asset            Assets      Ratio
                 Value   Investment Gains (Losses)    from Net   Return    Realized      Value             End     of Expenses
               Beginning   Income         on        Investment     of      Capital        End    Total  of Period  to Average
               of Period   (Loss)     Securities      Income     Capital    Gains      of Period Return   (000)   Net Assets(1)
              __________ __________ ______________ _____________ _______ _____________ _________ ______ _________ _____________
LARGE CAP VALUE EQUITY FUND
   INSTITUTIONAL CLASS (COMMENCED OPERATIONS ON JANUARY 14, 2000)
     2002       $ 7.63     $ 0.03       $ 0.87        $(0.03)        --     $(0.12)     $ 8.38    12.06% $32,754      1.00%
     2001        10.04       0.07        (1.57)        (0.07)        --      (0.84)       7.63   (16.36)  27,293      1.00
     2000        10.00       0.06         0.04         (0.06)        --         --       10.04     0.99   29,344      1.00
   CLASS A (COMMENCED OPERATIONS ON APRIL 13, 2000)
     2002       $ 7.62     $ 0.02       $ 0.88        $(0.02)        --     $(0.12)     $ 8.38    11.95% $   878      1.25%
     2001        10.04       0.04        (1.58)        (0.04)        --      (0.84)       7.62   (16.68)     704      1.25
     2000         9.55       0.03         0.49         (0.03)        --         --       10.04     5.48      732      1.25

LARGE CAP GROWTH EQUITY FUND
   INSTITUTIONAL CLASS (COMMENCED OPERATIONS ON JANUARY 14, 2000)
     2002       $ 6.36     $   --       $ 0.81        $   --         --     $   --      $ 7.17    12.74% $18,664      1.05%
     2001         9.37      (0.02)       (2.99)           --         --         --        6.36   (32.12)  15,550      1.05
     2000        10.00      (0.02)       (0.61)           --         --         --        9.37    (6.30)  21,639      1.05
   CLASS A (COMMENCED OPERATIONS ON MARCH 28, 2000)
     2002       $ 6.33     $(0.01)      $ 0.81        $   --         --     $   --      $ 7.13    12.80% $   928      1.30%
     2001         9.35      (0.03)       (2.99)           --         --         --        6.33   (32.30)     636      1.30
     2000        10.70      (0.01)       (1.34)           --         --         --        9.35   (12.62)     592      1.30

RCB SMALL CAP VALUE FUND
   INSTITUTIONAL CLASS (COMMENCED OPERATIONS ON OCTOBER 3, 2001)
     2002       $17.11     $(0.02)      $ 3.05        $   --     $   --     $   --      $20.14    17.71% $ 1,669      1.24%
   CLASS A (COMMENCED OPERATIONS ON OCTOBER 3, 2001)
     2002       $17.11     $(0.02)      $ 3.04        $   --     $   --     $   --      $20.13    17.71% $   158      1.49%
   CLASS R (COMMENCED OPERATIONS ON SEPTEMBER 30, 1998) (2)
     2002       $16.94     $(0.04)      $ 3.21        $   --     $   --     $   --      $20.11    18.71% $12,455      1.49%
     2001*       18.84      (0.02)       (1.88)           --         --         --       16.94   (10.08)   8,122      1.26
     2001+       15.80      (0.09)        3.85            --      (0.35)     (0.37)      18.84    24.34    8,869      1.49
     2000+       15.93      (0.06)        0.52            --         --      (0.59)      15.80     3.28    5,193      1.49
     1999+       10.00      (0.02)        5.95            --         --         --       15.93    59.30    3,156      1.49

TECHNOLOGY GROWTH FUND
   INSTITUTIONAL CLASS (COMMENCED OPERATIONS ON OCTOBER 3, 2000)
     2002       $ 3.54     $(0.02)      $ 0.67        $   --         --     $   --      $ 4.19    18.36% $ 1,105      1.20%
     2001        10.00      (0.02)       (6.43)        (0.01)        --         --        3.54   (64.56)     907      1.20
   CLASS A (COMMENCED OPERATIONS ON OCTOBER 23, 2000)
     2002       $ 3.54     $(0.02)      $ 0.65        $   --         --     $   --      $ 4.17    17.80% $   657      1.50%
     2001        10.31      (0.03)       (6.73)        (0.01)        --         --        3.54   (65.37)     481      1.50

[TABLE CONTINUED]

                              Ratio
                Ratio      of Expenses
                of Net     to Average
             Income (Loss) Net Assets  Portfolio
              to Average   (Excluding  Turnover
             Net Assets(1) Waivers)(1)   Rate
             _____________ ___________ _________
LARGE CAP VALUE EQUITY FUND
   INSTITUTIONAL CLASS (COMMENCED OPERATIONS ON JANUARY 14, 2000)
     2002        0.78%         1.07%      17%
     2001        0.74          1.09       51
     2000        0.87          1.12       38
   CLASS A (COMMENCED OPERATIONS ON APRIL 13, 2000)
     2002        0.53%         1.32%      17%
     2001        0.49          1.34       51
     2000        0.62          1.37       38

LARGE CAP GROWTH EQUITY FUND
   INSTITUTIONAL CLASS (COMMENCED OPERATIONS ON JANUARY 14, 2000)
     2002       (0.08)%        1.12%      19%
     2001       (0.22)         1.13       58
     2000       (0.31)         1.16       51
   CLASS A (COMMENCED OPERATIONS ON MARCH 28, 2000)
     2002       (0.33)%        1.37%      19%
     2001       (0.47)         1.38       58
     2000       (0.56)         1.41       51

RCB SMALL CAP VALUE FUND
   INSTITUTIONAL CLASS (COMMENCED OPERATIONS ON OCTOBER 3, 2001)
     2002       (0.31)%        1.32%      21%
   CLASS A (COMMENCED OPERATIONS ON OCTOBER 3, 2001)
     2002       (0.56)%        1.57%      21%
   CLASS R (COMMENCED OPERATIONS ON SEPTEMBER 30, 1998) (2)
     2002       (0.56)%        1.57%      21%
     2001*      (0.51)         2.63        5
     2001+      (0.69)         2.85       43
     2000+      (0.50)         3.49       60
     1999+      (0.33)         7.76       36

TECHNOLOGY GROWTH FUND
   INSTITUTIONAL CLASS (COMMENCED OPERATIONS ON OCTOBER 3, 2000)
     2002       (0.88)%        1.47%       5%
     2001       (0.38)++       1.41       23
   CLASS A (COMMENCED OPERATIONS ON OCTOBER 23, 2000)
     2002       (1.18)%        1.77%       5%
     2001       (1.04)++       1.71       23


  * For the three month period ending September 30, 2001.
  + For the years ending June 30.
 ++ Ratios reflect the impact of the initial low level of average net assets associated with commencement of operations and the effects of annualization.
(1) Annualized.
(2) On October 3, 2001, the RCB Small Cap Fund exchanged all of its assets and liabilities for shares of the CNI Charter RCB Small Cap Value Fund. The CNI Charter RCB Small Cap Value Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to October 3, 2001 have been carried forward in these financial highlights.
Amounts designated as "--" are either $0 or have been rounded to $0.





See accompanying notes to financial statements.





                               CNI CHARTER FUNDS
40

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout Each Period
For the six months ended March 31, 2002 (Unaudited) and the year or period ended September 30,


                                         Net
                  Net                Realized and                Distributions    Net                 Net
                 Asset      Net       Unrealized   Distributions      from       Asset               Assets       Ratio
                 Value   Investment Gains (Losses)    from Net      Realized     Value                End      of Expenses
               Beginning   Income         on        Investment      Capital       End     Total    of Period   to Average
               of Period   (Loss)     Securities      Income         Gains     of Period  Return     (000)    Net Assets(1)
              __________ __________ ______________ _____________ _____________ _________  ______   _________  _____________
CORPORATE BOND FUND
   INSTITUTIONAL CLASS (COMMENCED OPERATIONS ON JANUARY 14, 2000)
      2002      $10.72    $ 0.27        $(0.32)       $(0.27)       $(0.16)     $10.24     (0.49)%  $36,729       0.75%
      2001       10.14      0.60          0.60         (0.60)        (0.02)      10.72    (12.14     32,800       0.75
      2000       10.00      0.42          0.14         (0.42)           --       10.14      5.76     22,711       0.75
   CLASS A (COMMENCED OPERATIONS ON APRIL 13, 2000)
      2002      $10.73    $ 0.26        $(0.32)       $(0.26)       $(0.16)     $10.25     (0.61)%   $  182       1.00%
      2001       10.13      0.57          0.62         (0.57)        (0.02)      10.73    (12.08         93       1.00
      2000       10.06      0.31          0.07         (0.31)           --       10.13      3.81        424       1.00

GOVERNMENT BOND FUND
   INSTITUTIONAL CLASS (COMMENCED OPERATIONS ON JANUARY 14, 2000)

      2002      $10.80    $ 0.22        $(0.27)       $(0.22)       $(0.12)     $10.41     (0.43)%  $12,398       0.70%
      2001       10.17      0.53          0.63         (0.53)           --       10.80    (11.67     12,648       0.70
      2000       10.00      0.38          0.17         (0.38)           --       10.17      5.64     11,233       0.70
   CLASS A (COMMENCED OPERATIONS ON APRIL 13, 2000)
      2002      $10.77    $ 0.23        $(0.27)       $(0.21)       $(0.12)     $10.40     (0.37)%   $   35       0.95%
      2001       10.16      0.49          0.63         (0.51)           --       10.77    (11.25          4       0.95
      2000       10.06      0.23          0.10         (0.23)           --       10.16      3.37         49       0.95

CALIFORNIA TAX EXEMPT BOND FUND
   INSTITUTIONAL CLASS (COMMENCED OPERATIONS ON JANUARY 14, 2000)
      2002      $10.50    $ 0.19        $(0.22)       $(0.18)       $(0.09)     $10.20     (0.27)%  $15,686       0.50%
      2001       10.22      0.43          0.30         (0.43)        (0.02)      10.50     (7.21     15,526       0.50
      2000       10.00      0.32          0.22         (0.32)           --       10.22      5.43     11,638       0.50
   CLASS A (COMMENCED OPERATIONS ON APRIL 13, 2000)
      2002      $10.51    $ 0.18        $(0.21)       $(0.17)       $(0.09)     $10.22     (0.30)%  $    13       0.75%
      2001       10.22      0.41          0.30         (0.40)        (0.02)      10.51     (7.08          6       0.75
      2000       10.10      0.20          0.12         (0.20)           --       10.22      3.20          1       0.75

HIGH YIELD BOND FUND
   INSTITUTIONAL CLASS (COMMENCED OPERATIONS ON JANUARY 14, 2000)
      2002      $ 8.57    $ 0.45        $ 0.41        $(0.46)       $   --      $ 8.97     10.11%   $10,409       1.00%
      2001        9.76      0.98         (1.18)        (0.98)        (0.01)       8.57     (2.45)     9,310       1.00
      2000       10.00      0.64         (0.24)        (0.64)           --        9.76      4.21      9,877       1.00
   CLASS A (COMMENCED OPERATIONS ON JANUARY 14, 2000)
      2002      $ 8.57    $ 0.44        $ 0.40        $(0.44)       $   --      $ 8.97      9.95%   $ 5,345       1.30%
      2001        9.76      0.95         (1.18)        (0.95)        (0.01)       8.57     (2.74)     3,973       1.30
      2000       10.00      0.62         (0.24)        (0.62)           --        9.76      3.94      1,043       1.30


[TABLE CONTINUED]


                               Ratio
                Ratio       of Expenses
               of Net        to Average
            Income (Loss)   Net Assets      Portfolio
             to Average      (Excluding     Turnover
            Net Assets(1)   Waivers)(1)       Rate
           ______________  _____________  ___________
CORPORATE BOND FUND
   INSTITUTIONAL CLASS (COMMENCED OPERATIONS ON JANUARY 14, 2000)
      2002      5.19%           0.85%          27%
      2001      5.71+           0.86           83
      2000      6.09            0.91            6
   CLASS A (COMMENCED OPERATIONS ON APRIL 13, 2000)
      2002      4.94%           1.10%          27%
      2001      5.67+           1.11           83
      2000      5.84            1.16            6

GOVERNMENT BOND FUND
   INSTITUTIONAL CLASS (COMMENCED OPERATIONS ON JANUARY 14, 2000)

      2002      4.22%           0.90%          49%
      2001      5.04+           0.91          126
      2000      5.49            0.97           21
   CLASS A (COMMENCED OPERATIONS ON APRIL 13, 2000)
      2002      3.97%           1.15%          49%
      2001      5.03+           1.16          126
      2000      5.24            1.22           21

CALIFORNIA TAX EXEMPT BOND FUND
   INSTITUTIONAL CLASS (COMMENCED OPERATIONS ON JANUARY 14, 2000)
      2002      3.37%           0.73%          42%
      2001      4.11            0.75           56
      2000      4.50            0.79           49
   CLASS A (COMMENCED OPERATIONS ON APRIL 13, 2000)
      2002      3.12%           0.98%          42%
      2001      3.82            1.00           56
      2000      4.25            1.04           49

HIGH YIELD BOND FUND
   INSTITUTIONAL CLASS (COMMENCED OPERATIONS ON JANUARY 14, 2000)
      2002      9.85%           1.21%          14%
      2001     10.52            1.23           12
      2000      9.41            1.31            5
   CLASS A (COMMENCED OPERATIONS ON JANUARY 14, 2000)
      2002      9.55%           1.51%          14%
      2001     10.14            1.53           12
      2000      9.11            1.61            5


  + Ratios reflect the impact of significant changes in average net assets and the effects of annualization.
(1) Annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.






                                 See accompanying notes to financial statements.





                               CNI CHARTER FUNDS
                                                                              41

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout Each Period
For the six months ended March 31, 2002 (Unaudited), the year ended September 30, 2001, the eleven months ended September 30, 2000 and the year or period ended October 31,


                                                                                                                  Ratio
                  Net                                  Net                 Net                      Ratio      of Expenses
                 Asset               Distributions    Asset               Assets       Ratio        of Net     to Average
                 Value      Net         from Net      Value                End      of Expenses     Income     Net Assets
               Beginning Investment   Investment       End     Total    of Period   to Average    to Average   (Excluding
               of Period   Income       Income      of Period  Return     (000)    Net Assets(1) Net Assets(1) Waivers)(1)
              __________ __________  _____________  _________  ______   _________  _____________ _____________ ___________
PRIME MONEY MARKET FUND
   INSTITUTIONAL CLASS (COMMENCED OPERATIONS ON MARCH 23, 1998)
      2002       $1.00     $0.008       $(0.008)      $1.00     0.76%   $  296,685     0.63%         1.54%        0.70%
      2001        1.00      0.046        (0.046)       1.00     4.65       304,698     0.63          4.42++       0.71
      2000*       1.00      0.051        (0.051)       1.00     5.24       201,688     0.63          5.62+        0.71
      1999        1.00      0.045        (0.045)       1.00     4.61       137,659     0.63          4.51         0.79
      1998        1.00      0.029        (0.029)       1.00     3.11       133,428     0.63          4.99         0.78
   CLASS A (COMMENCED OPERATIONS ON OCTOBER 18, 1999)
      2002       $1.00     $0.007       $(0.007)      $1.00     0.65%   $  238,518     0.85%         1.32%        1.20%
      2001        1.00      0.043        (0.043)       1.00     4.42       243,340     0.85          4.39++       1.21
      2000*       1.00      0.049        (0.049)       1.00     5.03       251,225     0.85          5.61+        1.21
      1999        1.00      0.002        (0.002)       1.00     0.18         4,942     0.85          4.62         1.30
   CLASS S (COMMENCED OPERATIONS ON OCTOBER 26, 1999)
      2002       $1.00     $0.006       $(0.006)      $1.00     0.55%   $  116,087     1.05%         1.12%        1.20%
      2001        1.00      0.041        (0.041)       1.00     4.21       126,281     1.05          4.12++       1.21
      2000*       1.00      0.047        (0.047)       1.00     4.83        72,287     1.05          5.47+        1.21
      1999        1.00      0.001        (0.001)       1.00     0.07           562     1.05          4.42         1.30
GOVERNMENT MONEY MARKET FUND
   INSTITUTIONAL CLASS (COMMENCED OPERATIONS ON APRIL 3, 2000)
      2002       $1.00     $0.008       $(0.008)      $1.00     0.78%   $   66,272     0.63%         1.62%        0.67%
      2001        1.00      0.046        (0.046)       1.00     4.70        76,802     0.63          3.97++       0.66
      2000*       1.00      0.029        (0.029)       1.00     2.90        27,849     0.63          5.84         0.68
   CLASS A (COMMENCED OPERATIONS ON JUNE 21, 1999)
      2002       $1.00     $0.007       $(0.007)      $1.00     0.67%   $2,256,894     0.85%         1.37%        1.17%
      2001        1.00      0.044        (0.044)       1.00     4.47     2,531,500     0.85          4.27++       1.16
      2000*       1.00      0.049        (0.049)       1.00     4.96     1,887,860     0.85          5.32         1.18
      1999        1.00      0.016        (0.016)       1.00     1.58     1,512,137     0.85          4.33         1.15
   CLASS S (COMMENCED OPERATIONS ON OCTOBER 6, 1999)
      2002       $1.00     $0.006       $(0.006)      $1.00     0.57%   $  187,399     1.05%         1.13%        1.17%
      2001        1.00      0.042        (0.042)       1.00     4.26       147,035     1.05          3.62++       1.16
      2000*       1.00      0.047        (0.047)       1.00     4.77        41,593     1.05          5.39         1.18
      1999        1.00      0.003        (0.003)       1.00     0.30           911     1.05          4.30         1.15
CALIFORNIA TAX EXEMPT MONEY MARKET FUND
   INSTITUTIONAL CLASS (COMMENCED OPERATIONS ON APRIL 3, 2000)
      2002       $1.00     $0.005       $(0.005)      $1.00     0.51%   $   54,906     0.55%         1.02%        0.73%
      2001        1.00      0.025        (0.025)       1.00     2.51        50,543     0.55          2.12++       0.72
      2000*       1.00      0.016        (0.016)       1.00     1.64         6,825     0.55          3.29         0.74
   CLASS A (COMMENCED OPERATIONS ON JUNE 21, 1999)
      2002       $1.00     $0.004       $(0.004)      $1.00     0.40%   $  555,274     0.78%         0.79%        1.23%
      2001        1.00      0.023        (0.023)       1.00     2.28       638,446     0.78          2.22++       1.22
      2000*       1.00      0.025        (0.025)       1.00     2.55       549,237     0.78          2.74         1.24
      1999        1.00      0.008        (0.008)       1.00     0.79       533,244     0.78          2.17         1.21
   CLASS S (COMMENCED OPERATIONS ON NOVEMBER 12, 1999)
      2002       $1.00     $0.003       $(0.003)      $1.00     0.30%   $   30,472     0.98%         0.59%        1.23%
      2001        1.00      0.021        (0.021)       1.00     2.08        16,851     0.98          1.96++       1.22
      2000*       1.00      0.023        (0.023)       1.00     2.30         7,723     0.98          2.69         1.24


  + Ratios reflect the impact of the initial low level of average net assets associated with commencement of operations and the effects of annualization. ++ Ratios reflect the impact of significant changes in average net assets and the effects of annualization.
  * The Fund's tax year changed from October 31 to September 30.
(1) Annualized.





See accompanying notes to financial statements.



                               CNI CHARTER FUNDS
42

NOTES TO FINANCIAL STATEMENTS
March 31, 2002 (Unaudited)



1. Organization:

The CNI Charter Funds, a Delaware business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with eleven portfolios. The financial statements included herein are those of the Large Cap Value Equity Fund, Large Cap Growth Equity Fund, RCB Small Cap Value Fund, Technology Growth Fund (collectively the "Equity Funds"); Corporate Bond Fund, Government Bond Fund, California Tax Exempt Bond Fund, High Yield Bond Fund, (collectively the "Fixed Income Funds"); Prime Money Market Fund, Government Money Market Fund, California Tax Exempt Money Market Fund (collectively the "Money Market Funds"); (each a "Fund", collectively, the "Funds"). The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies.

The Board of Trustees of the Professionally Managed Portfolios and shareholders of the RCB Small Cap Fund (the "Predecessor Fund") approved a reorganization of the Predecessor Fund into the CNI Charter RCB Small Cap Value Fund. The tax-free reorganization of the Predecessor Fund took place on October 3, 2001. Under the Agreement and Plan of Reorganization, each shareholder of the Predecessor Fund received a number of CNI Charter RCB Small Cap Value Fund shares with an aggregate net asset value equal to that of his or her shares of the Predecessor Fund. The value of the CNI Charter RCB Small Cap Value Fund on October 3, 2001 was $8,210,893 with 479,810 shares outstanding.


2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds.

SECURITY VALUATION -- Investment securities of the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Investment securities of the Fixed Income and Equity Funds, which are listed on a securities exchange for which market quotations are available, are valued by independent pricing services at the last quoted sales price for such securities on each business day. If there is no such reported sale, those securities are valued at the mean between last available bid and ask price. Unlisted securities (of which there were none on March 31, 2002) for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.

FEDERAL INCOME TAXES -- It is each Fund's intention to continue to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and dividend income is recognized on the ex-dividend date. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method. For securities sold, realized gains or losses are determined on the basis of the identified cost of the securities delivered.

TBA TRANSACTIONS -- The Funds may engage in "to be announced" ("TBA") security transactions. Such transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund records TBA securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. As of March 31, 2002, the Funds did not hold any TBA securities.

CLASSES -- Class-specific expenses are borne by that class. Income, non class-specific expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net asset value each day.





                               CNI CHARTER FUNDS
                                                                              43

March 31, 2002 (Unaudited)



DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid to shareholders monthly for the Money Market and Fixed Income Funds. Distributions from net investment income are declared and paid quarterly for the Large Cap Growth Equity, Large Cap Value Equity, and Technology Growth Funds. For the RCB Small Cap Value Fund, distributions from net investment income are declared and paid annually. Any net realized capital gains are distributed to shareholders at least annually. Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

ORGANIZATIONAL COSTS -- Organizational costs of the Prime Money Market Fund have been capitalized and are being amortized over a period of sixty months. In the event any of the initial shares of the Fund are redeemed by any holder thereof during the period that the Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

IMPLEMENTATION OF NEW ACCOUNTING STANDARDS -- The Funds implemented the provisions of the AICPA Audit and Accounting Guide, Audits of Investments Companies (the "Guide"), as required on October 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.


3. Administration, Transfer Agent, Distribution and  Shareholder Services
   Agreements:

Pursuant to an administration agreement dated April 1, 1999 (the "Agreement"), SEI Investments Mutual Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, acts as the Trust's Administrator. Under the terms of the Agreement, the Administrator is entitled to receive an annual fee of 0.15% of the average daily net assets of the Prime Money Market Fund, 0.101% of the average daily net assets of the Government Money Market Fund, 0.155% of the average daily net assets of the California Tax Exempt Money Market Fund, and 0.15% of the average daily net assets of the Equity and Fixed Income Funds. Each Fund is subject to a minimum annual fee of $90,000, which may be reduced at the sole discretion of the Administrator. Pursuant to a separate agreement with the Administrator, City National Bank ("CNB") performs sub-administration services on behalf of the Equity and Fixed Income Funds, for which it receives a fee paid by the Administrator at an annual rate of up to 0.075% of the average daily net assets of such funds. For the period ended March 31, 2002, CNB received sub-administration fees from the Equity and Fixed Income Funds in the amount of approximately $53,000.

The Funds have adopted a Rule 12b-1 Distribution Plan ("the Plan") with respect to Class A, S and R Shares that allows each Fund to pay distribution and services fees. SEI Investments Distribution Co. (the "Distributor"), as compensation for its services under the Plan, receives a distribution fee, computed daily and paid monthly, at the annual rate of 0.50% of the average daily net assets of the Class A Shares and Class S Shares of the Money Market Funds and 0.25% of the Class A Shares of the Equity and Fixed Income Funds and the Class R Shares of the RCB Small Cap Value Fund, with the exception of





                               CNI CHARTER FUNDS
44

March 31, 2002 (Unaudited)



0.30% of the Class A Shares of the Technology Growth and High Yield Bond Funds, which may be used by the Distributor to provide compensation for sales support and distribution-related activities.

On April 1, 1999, SEI Investments Fund Management assumed the role of Transfer Agent whereby they provide services at an annual rate of $15,000 per fund. The Transfer Agent has agreed to absorb certain transfer agency related expenses on behalf of the Funds. At March 31, 2002, the Funds had approximately $28,000 in transfer agent fees payable to the Transfer Agent.

On April 1, 1999, First Union National Bank assumed the role of Custodian for the Trust. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

The Funds have also adopted a Shareholder Services Agreement that permits payment of compensation to service providers, that may include CNB, that have agreed to provide certain shareholder support for their customers who own Institutional Class, Class A, Class S or Class R Shares. In consideration for such services, a service provider is entitled to receive compensation at the annual rate of up to 0.25% of each Fund's average daily net assets. For the period ended March 31, 2002, CNB received Shareholder Servicing fees from the Funds in the amount of approximately $3,844,000.

Certain officers of the Trust are also officers of City National Asset Management, Inc. (the "Adviser"), SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.


4. Investment Advisory Fees and Other Transactions with Affiliates:

Effective May 10, 2001, City National Asset Management, Inc. ("CNAM", the "Adviser"), a wholly owned subsidiary of City National Bank, assumed the role of Investment Adviser from CNB. Under the terms of the current agreements, the Adviser receives an annual fee equal to 0.62% of the average daily net assets of the Large Cap Value Equity Fund, 0.65% of the average daily net assets of the Large Cap Growth Equity Fund, 0.85% of the average net assets of the RCB Small Cap Value Fund, 0.85% of the average daily net assets of the Technology Growth Fund, 0.40% of the average daily net assets of the Corporate Bond Fund, 0.43% of the average daily net assets of the Government Bond Fund, 0.27% of the average daily net assets of the California Tax Exempt Bond Fund, 0.75% of the average daily net assets of the High Yield Bond Fund, 0.25% of the average daily net assets of the Prime Money Market Fund, 0.26% of the average daily net assets of the Government Money Market Fund, and 0.27% of the average daily net assets of the California Tax Exempt Money Market Fund.

Wellington Management Company, LLP acts as the Investment Sub-Adviser on behalf of the Government Money Market Fund.

Weiss, Peck, & Greer, LLC acts as the Investment Sub-Adviser on behalf of the California Tax Exempt Money Market Fund.

Credit Suisse Asset Management, LLC acts as the Investment Sub-Adviser on behalf of the High Yield Bond Fund.

Reed, Conner & Birdwell, LLC acts as the Investment Sub-Adviser on behalf of the RCB Small Cap Value Fund.





                               CNI CHARTER FUNDS
                                                                              45

March 31, 2002 (Unaudited)



The Adviser has voluntarily agreed to limit its fees or reimburse the expenses to the extent necessary to keep the operating expenses at or below certain percentages of the respective average daily net assets. Prior to March 31, 2001, the Adviser had contractually agreed to limit its fees or reimburse the expenses of the Institutional Class Shares of the Prime Money Market Fund. The Adviser has voluntarily agreed to maintain this limitation until further notice to the Trust. The contractual and voluntary expense limitations (expressed as a percentage of average daily net assets) are as follows:


                      Large Cap     Large Cap        RCB
                        Value         Growth      Small Cap    Technology
                       Equity         Equity        Value        Growth
                        Fund           Fund         Fund          Fund
                      _________     _________     _________    ___________
Institutional Class     1.00%         1.05%          1.24%        1.20%
Class A                 1.25%         1.30%          1.49%        1.50%
Class R                   --            --           1.49%          --


                                                               California
                      Corporate     Government   Tax Exempt    High Yield
                        Bond           Bond         Bond          Bond
                        Fund           Fund         Fund          Fund
                      _________     __________   __________    __________
Institutional Class     0.75%          0.70%        0.50%         1.00%
Class A                 1.00%          0.95%        0.75%         1.30%


                          Prime                          California
                          Money        Government        Tax Exempt
                         Market       Money Market      Money Market
                          Fund            Fund              Fund
                        ________      ____________      ____________
Institutional Class      0.63%           0.63%              0.55%
Class A                  0.85%           0.85%              0.78%
Class S                  1.05%           1.05%              0.98%


The Trust and the Distributor are parties to a Distribution Agreement dated April 8, 1999. The Distributor receives no fees for its distribution services under this agreement.


At March 31, 2002, the following fees were payable to the Adviser net of waivers from each fund:

                                               Sub-        Share-     Distri-
                               Investment     Adminis-     holder     bution
                                Advisory      trative     Services   Services
                                   Fee          Fee          Fee        Fee
Fund                              (000)        (000)        (000)      (000)
____                           __________    _________    ________   _________
Large Cap Value Equity Fund       $ 16        $   2         $  7       $ --
Large Cap Growth Equity Fund        10            1            4         --
RCB Small Cap Value Fund             9            1            3          8
Technology Growth Fund               1           --           --         --
Corporate Bond Fund                  9            2            8         --
Government Bond Fund                 3            1            3         --
California Tax Exempt
   Bond Fund                         1            1            3         --
High Yield Bond Fund                 7            1            3          1
Prime Money Market Fund             98           --          111        107
Government Money
   Market Fund                     467           --          361        645
California Tax Exempt
   Money Market Fund                55           --          105        159



5. Investment Transactions:

The cost of security purchases and proceeds from the sale of securities, other than temporary investments in short-term securities for the period ended March 31, 2002, were as follows for the Equity and Fixed Income Funds:


                                 Purchases               Sales
                                 _________            ___________
                              U.S.                 U.S.
                           Government   Other   Government     Other
Fund                          (000)     (000)      (000)       (000)
____                       __________  _______  __________   ________
Large Cap Value Equity
   Fund                     $   --      $7,563    $   --      $5,019
Large Cap Growth Equity
   Fund                         --       4,689        --       3,380
RCB Small Cap Value Fund        --       5,605        --       2,203
Technology Growth Fund          --         208        --          83
Corporate Bond Fund          1,005      12,689       997       8,221
Government Bond Fund         5,824         --      6,463          --
California Tax Exempt
   Bond Fund                    --       6,350        --       6,839
High Yield Bond Fund            --       3,629        --       1,910








         CNI CHARTER FUNDS
46

NOTES TO FINANCIAL STATEMENTS (concluded)
March 31, 2002 (Unaudited)


At March 31, 2002, the total cost of securities and the net realized gains or losses on securities sold for federal income tax purposes were not materially different from the amounts reported for financial reporting purposes. Based on cost for federal income tax purposes, the aggregate gross unrealized gain on securities, the aggregate gross unrealized loss on securities and the net unrealized gain/(loss) at March 31, 2002 for each of the Fixed Income and Equity Funds are as follows:


                                                     Net Appreciation
                         Appreciation   Depreciation  (Depreciation)
Fund                         (000)          (000)          (000)
____                     ____________   ____________ ________________
Large Cap Value Equity
 Fund                      $ 7,453        $(1,514)        $ 5,939
Large Cap Growth Equity
 Fund                        1,995         (2,425)           (430)
RCB Small Cap Value Fund     3,250           (925)          2,325
Technology Growth Fund          70         (1,120)         (1,050)
Corporate Bond Fund            397           (579)           (182)
Government Bond Fund           109            (90)             19
California Tax Exempt
 Bond Fund                     138           (181)            (43)
High Yield Bond Fund           793           (832)            (39)



6. Concentration of Credit Risk:


CALIFORNIA TAX EXEMPT FUNDS-SPECIFIC RISKS

The ability of issuers to pay interest on, and repay principal of, California municipal securities may be affected by the general financial condition of the State of California.





                               CNI CHARTER FUNDS
                                                                              47

March 31, 2002 (Unaudited)



7. Capital Shares Issued and Redeemed:

Capital activity for the six months ended March 31, 2002 and the year ended September 30, 2001 is as follows, except as indicated:

                                                                 LARGE CAP VALUE                        LARGE CAP GROWTH
                                                                EQUITY FUND (000)                       EQUITY FUND (000)
                                                        ________________________________        _______________________________
                                                             2002              2001                   2002            2001
_______________________________________________________________________________________________________________________________
CAPITAL SHARES ISSUED AND REDEEMED:
   Institutional Class:
   Shares Issued                                               616               1,039                  498               863
   Shares Issued in Lieu of Cash Distribution                   20                  54                   --                --
   Shares Redeemed                                            (309)               (436)                (342)             (727)
                                                        ----------          ----------           ----------        ----------
      Total Institutional Class Transactions                   327                 657                  156               136
                                                        ----------          ----------           ----------        ----------
   Class A:
   Shares Issued                                                23                  85                   37                80
   Shares Issued in Lieu of Cash Distribution                    1                   5                   --                --
   Shares Redeemed                                             (11)                (71)                  (7)              (43)
                                                        ----------          ----------           ----------        ----------
      Total Class A Transactions                                13                  19                   30                37
                                                        ----------          ----------           ----------        ----------
   Class R:
   Shares Issued                                                --                  --                   --                --
   Shares Issued in Lieu of Cash Distribution                   --                  --                   --                --
   Shares Redeemed                                              --                  --                   --                --
                                                        ----------          ----------           ----------        ----------
      Total Class R Transactions                                --                  --                   --                --
                                                        ----------          ----------           ----------        ----------
      Net Increase in Capital Shares                           340                 676                  186               173
                                                        ----------          ----------           ----------        ----------



                                                                    CORPORATE                              GOVERNMENT
                                                                 BOND FUND (000)                         BOND FUND (000)
                                                        ________________________________        _______________________________
                                                             2002              2001                   2002            2001
_______________________________________________________________________________________________________________________________
CAPITAL SHARES ISSUED AND REDEEMED:
   Institutional Class:
   Shares Issued                                                709              1,211                  180               348
   Shares Issued in Lieu of Cash Distribution                    27                 28                    7                 6
   Shares Redeemed                                             (208)              (421)                (168)             (287)
                                                         ----------         ----------           ----------        ----------
      Total Institutional Class Transactions                    528                818                   19                67
                                                         ----------         ----------           ----------        ----------
   Class A:
   Shares Issued                                                  9                  5                    3                --
   Shares Issued in Lieu of Cash Distribution                    --                 --                   --                --
   Shares Redeemed                                               --                (39)                  --                (5)
                                                         ----------         ----------           ----------        ----------
      Total Class A Transactions                                  9                (34)                   3                (5)
                                                         ----------         ----------           ----------        ----------
      Net Increase in Capital Shares                            537                784                   22                62
                                                         ----------         ----------           ----------        ----------


(1) Commenced operations on October 3, 2000.







                               CNI CHARTER FUNDS
48

NOTES TO FINANCIAL STATEMENTS (concluded)
March 31, 2002 (Unaudited)


                                                                                                                 TECHNOLOGY
                                                                       RCB SMALL CAP VALUE FUND              GROWTH FUND (000)
                                                        _____________________________________________   ___________________________
                                                                    3 Months Ended      Year Ended
                                                           2002     Sept. 30, 2001     June 30, 2001       2002          2001(1)
___________________________________________________________________________________________________________________________________
CAPITAL SHARES ISSUED AND REDEEMED:
   Institutional Class:
   Shares Issued                                            83             --                --             19            275
   Shares Issued in Lieu of Cash Distribution               --             --                --             --             --
   Shares Redeemed                                          --             --                --            (11)           (19)
                                                         -----          -----             -----          -----          -----
      Total Institutional Class Transactions                --             --                --              8            256
                                                         -----          -----             -----          -----          -----
   Class A:
   Shares Issued                                             8             --                --             25            137
   Shares Issued in Lieu of Cash Distribution               --             --                --             --             --)
   Shares Redeemed                                          --             --                --             (4)            (1
                                                         -----          -----             -----          -----          -----
      Total Class A Transactions                             8             --                --             21            136
                                                         -----          -----             -----          -----          -----
   Class R:
   Shares Issued                                           151              9               131             --             --
   Shares Issued in Lieu of Cash Distribution               --             --                16             --             --
   Shares Redeemed                                         (12)            --                (5)            --             --
                                                         -----          -----             -----          -----          -----
      Total Class R Transactions                           139              9               142             --             --
                                                         -----          -----             -----          -----          -----
      Net Increase in Capital Shares                       230              9               142             29            392
                                                         =====          =====             =====          =====          =====

[TABLE CONTINUED]


                                                          CALIFORNIA TAX EXEMPT            HIGH YIELD
                                                             BOND FUND (000)            BOND FUND (000)
                                                         _______________________      ____________________
                                                            2002        2001           2002        2001
__________________________________________________________________________________________________________
CAPITAL SHARES ISSUED AND REDEEMED:
   Institutional Class:
   Shares Issued                                             152         449            115         313
   Shares Issued in Lieu of Cash Distribution                  5           2             36          68
   Shares Redeemed                                           (98)       (112)           (76)       (124)
                                                           -----       -----          -----       -----
      Total Institutional Class Transactions                  59         339             75          75
                                                           -----       -----          -----       -----
   Class A:
   Shares Issued                                               1           1            208         397
   Shares Issued in Lieu of Cash Distribution                 --          --             17          11)
   Shares Redeemed                                            (1)         --            (92)        (51
                                                           -----       -----          -----       -----
      Total Class A Transactions                              --           1            133         357
                                                           -----       -----          -----       -----
      Net Increase in Capital Shares                          59         340            208         432
                                                           =====       =====          =====       =====









                               CNI CHARTER FUNDS

                             (GRAPHIC APPEARS HERE)



                         Thank you for your investment
                            with CNI Charter Funds.
                          We value the trust you have
                            placed in us to help you
                         achieve your financial goals.

                              (LOGO APPEARS HERE)



CNI CHARTER
    FUNDS(SM)




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